MILLER CONVERTIBLE FUND

CLASS A SHARES

MCFAX

PROSPECTUS

MARCH 1, 2010

1-877-441-4434

millerconvertiblefund.com

INVESTMENT ADVISOR

Wellesley Investment Advisors, Inc.
The Wellesley Office Park

20 William Street

Wellesley, MA 02481

781-416-4000

This Prospectus provides important information about the Fund that you should know before investing.  Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

FUND SUMMARY
Investment Objective	1
Fees and Expenses of the Fund	1
Principal Investment Strategies	2
Principal Investment Risks	3
Performance	4
Investment Advisor	5
Portfolio Managers	5
Purchase and Sale of Fund Shares	5
Tax Information	5
Payments to Broker-Dealers and Other Financial Intermediaries	6
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS
Investment Objective	6
Principal Investment Strategies	6
Investment Methodology	7
Non-Principal Investment Strategies	9
Principal investment Risks	9
Non-Principal Investment Risks	12
Temporary Investments	12
Portfolio Holdings Disclosure	12
MANAGEMENT
Investment Advisor	12
Portfolio Managers	13
INFORMATION ABOUT SHARES	14
HOW TO PURCHASE SHARES	15
HOW TO REDEEM SHARES	19
TAX STATUS, DIVIDENDS AND DISTRIBUTIONS	22
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES	23
DISTRIBUTION OF SHARES
Distribution Fees	24
Additional Compensation to Financial Intermediaries	24
Householding	24
FINANCIAL HIGHLIGHTS	25
Notice of Privacy Policy and Practices	26

FUND SUMMARY

Investment Objective

The Fund’s investment objective is to maximize total return while keeping volatility low and preserving principal.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to i5vest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 15 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a % of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.72%
Acquired Fund Fees and Expenses (1)	0.01%
Total Annual Fund Operating Expenses	1.98%
Fee Waiver (2)	(0.22)%
Total Annual Fund Operating Expenses After Fee Waiver	1.76%

(1)

The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or to the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

(2)

The Fund's advisor has contractually agreed to reduce fees and absorb expenses of the Fund through February 28, 2011 to ensure that Total Annual Fund Operating Expenses After Fee Waivers (excluding brokerage fees and commissions, borrowing costs such as (a) interest and (b) dividends on securities sold short, taxes, indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses) will not exceed 1.75% for Class A shares, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  This agreement may be terminated by the Fund's Board of Trustees on 60 days written notice.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 year	3 years	5 years	10 years
$744	$1,141	$1,562	$2,732

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of the portfolio.

Principal Investment Strategies

The Fund's advisor ("Wellesley") seeks to maximize the Fund’s total return by investing in convertible securities.  Total return has two components, income and capital appreciation.  Convertible securities often provide interest income, as well as capital appreciation if the value of converting to the underlying equity increases over time.  The advisor also seeks to minimize volatility and preserve capital using various strategies, such as investing in convertible securities that have “put” provisions, relatively short maturities, and/or a guarantee of principal by the issuer.  Generally, the convertible securities in the portfolio will have remaining maturities or put provisions of less than seven years.

Under normal conditions, the Fund invests at least 80% of its assets in convertible securities of U.S. and foreign companies, and may invest without limitation in foreign companies.  The Fund defines convertible securities as:

•

convertible bonds

•

convertible preferred stocks, and

•

synthetic convertible securities.

Convertible bonds and convertible preferred stocks are generally obligations of a company that can be converted into a predetermined number of shares of common stock of the company issuing the security.  Convertible securities generally offer both defensive characteristics (i.e., provide income during periods when the market price of the underlying common stock declines) and upside potential (i.e., may provide capital appreciation when the market price of the underlying common stock rises).  The Fund may invest without limitation in non-investment grade convertible bonds, commonly known as “high yield” or “junk” bonds, provided the bond is rated at least B3 by Moody’s Investors service or B- by Standard & Poor’s Rating Group or B- by Fitch Ratings or if unrated, determined by the advisor to be of similar quality.  Synthetic convertible securities are financial instruments created by combining two or more separate securities that, in total, have returns that are similar to a convertible bond or convertible preferred stock.  Synthetic convertible securities are usually created by investment banks and brokerage firms.  These may include structured equity linked products (“SELPs”) and index-linked and equity-linked convertible structured notes.  There is no limit on the portion of the Fund's portfolio that will be allocated among convertible bonds, convertible preferreds and synthetic convertibles.  The Fund may invest in securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers such as the Fund under Rule 144A under the Securities Act of 1933.

Although the Fund’s portfolio will generally invest in several different industries and issuers, the Fund is a “non-diversified” fund, meaning that it can invest a significant percentage of its assets in the securities of a single issuer.  The Fund may also concentrate its holdings in a particular market sector.

Wellesley will purchase a convertible security when it believes there is a high probability that the principal amount of the fixed-income component of the investment will be repaid upon put or maturity and the conversion component offers potential upside. Wellesley attempts to identify convertible securities that are trading at attractive valuations relative to Wellesley’s evaluation of the issuer’s creditworthiness. Wellesley’s investment process includes the use of both quantitative and fundamental research on each underlying company to analyze credit quality and the specific terms of each offering. In general, Wellesley sells securities when an issuer's credit quality deteriorates, the conversion feature of a security is no longer a likely source of capital appreciation, to increase diversification or when Wellesley believes more attractive investments are available.

Principal Investment Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

•

Allocation Risk: Since the Fund may invest a significant amount of its assets in a particular market or sector, the value of its shares may be more susceptible to adverse changes within that market or sector than a fund that does not focus investments.

•

Convertible Securities Risk: Convertible securities are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities.

Fixed-Income Risk.  The market value of fixed-income securities tends to decline as interest rates increase.  Fixed-income securities are also subject to credit risk, which is the risk that an issuer of a security may not be able to make principal and interest payments as due. Fixed-income securities may also be subject to prepayment or redemption risk, which may result in lower reinvestment rates.

High Yield Bond Risk.  The Fund may invest in fixed-income securities rated less than investment grade that are sometimes referred to as "high yield" or "junk" bonds.  These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality fixed-income securities.

Common Stock Risk.  Convertible securities may have characteristics similar to common stocks especially when their conversion value is the same as the value of the bond.  The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time.

Synthetic Convertible Security Risk.  The value of a synthetic convertible security may respond differently to market fluctuations than a convertible security because a synthetic convertible is composed of two or more separate securities, each with its own market value.

•

Foreign Risk:  Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies.  The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.  There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.  The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations.

•

Leverage Risk:  The use of put options and other strategies may involve leverage.  Leverage can magnify the effects of changes in the value of the Fund and make the Fund's share price more volatile.

•

Management Style Risk:  The Fund's advisor's objective judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that its investment strategy will produce the desired results.

•

Non-Diversification Risk:  The Fund is non-diversified, which means that more of the Fund’s assets may be invested in the securities of a single issuer than a diversified fund.  This may make the value of the Fund’s shares more susceptible to certain risks than shares of a diversified investment company.

Performance

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception.  The sales charge is not reflected in the bar chart, and if it were, returns would be less than those shown.  The performance table compares the performance of the Fund’s Class A shares over time to the performance of a broad-based market index.  The sales charge is reflected in the table, and if it was not included, the return would be more than that shown. You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.

Class A Shares Annual Total Return for Years Ended December 31

During the period shown in the bar chart, the highest return for a quarter was 12.46% during the quarter ended September 30, 2009, and the lowest return for a quarter was -10.80% during the quarter ended December 31, 2008.

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2009)

MILLER CONVERTIBLE FUND, CLASS A*	One Year	Since Inception (1)
Return before taxes	24.91%	0.01%
Return after taxes on distributions (1)	24.40%	-0.36%
Return after taxes on distributions and sale of Fund shares (1)	16.19%	-0.20%
Merrill Lynch All Convertible Excluding 144A and Mandatory Index(2)	47.20%	-0.90%

(1) The inception date of the Fund is December 27, 2007.

(2) Merrill Lynch All Convertible Excluding 144A and Mandatory Index measures the performance of convertible securities of all corporate sectors with a par amount of $25 million or more and a maturity of at least one year and excludes preferred equity redemption stocks, converted and 144A securities.  Unlike the Fund’s returns, however, they do not reflect any fees or expenses.  An investor cannot invest directly in an index.

After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Wellesley Investment Advisors, Inc.

Portfolio Managers

Greg Miller, Chief Executive Officer of the Fund's advisor, shares responsibility for the day-to-day management of the Fund as Co-Portfolio Manager.  From the Funds inception to March 1, 2010 he was the sole Portfolio Manager.  Michael Miller, Vice President of the Fund's advisor, shares responsibility for the day-to-day management of the Fund as Co-Portfolio Manager and has been Co-Portfolio Manager of the Fund since March 1, 2010.

Purchase and Sale of Fund Shares

The minimum initial investment to open an account is $2,500 for regular accounts and $500 for retirement accounts. The minimum subsequent investment is $100 for all accounts.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Purchases and redemptions may be made by mailing an application or redemption request to Miller Convertible Fund c/o Gemini Fund Services, LLC, 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137, by calling 1-877-441-4434 or by visiting www.millerconvertiblefund.com.

Tax Information

Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred account such as an IRA or 401(k) plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective

The Fund’s investment objective is to maximize total return while keeping volatility low and preserving principal.  The Fund’s investment objective is a non-fundamental policy and may be changed without shareholder approval upon 60 days written notice to shareholders.

Principal Investment Strategies

Wellesley seeks to maximize the Fund’s total return by investing in convertible securities.  Total return has two components, income and capital appreciation.  Convertible securities often provide interest income, as well as capital appreciation if the value of converting to the underlying equity increases over time.  The advisor also seeks to minimize volatility and preserve capital using various strategies, such as investing in convertible securities that have “put” provisions close to the original purchase price, investing in convertible securities with relatively short remaining maturities, and investing in bonds with a guarantee of principal by the issuer.  Generally, the convertible securities in the portfolio will have remaining maturities or put provisions of less than seven years.

Under normal conditions, the Fund invests at least 80% of its assets in convertible securities of U.S. and foreign companies, and may invest without limitation in foreign companies.  The Fund’s 80% investment policy is a non-fundamental policy and may be changed without shareholder approval upon 60 days written notice to shareholders. The Fund defines convertible securities as:

•

convertible bonds

•

convertible preferred stocks, and

•

synthetic convertible securities.

Convertible bonds and convertible preferred stocks are generally obligations of a company that can be converted into a predetermined number of shares of common stock of the company issuing the security.  Convertible securities generally offer both defensive characteristics (i.e., provide income during periods when the market price of the underlying common stock declines) and upside potential (i.e., may provide capital appreciation when the market price of the underlying common stock rises).  The Fund may invest without limitation in non-investment grade convertible bonds, commonly known as “high yield” or “junk” bonds, provided the bond is rated at least B3 by Moody’s Investors service or B- by Standard & Poor’s Rating Group or B- by Fitch Ratings or if unrated, determined by the advisor to be of similar quality.  Synthetic convertible securities are financial instruments created by combining two or more separate securities that, in total, have returns that are similar to a convertible bond or convertible preferred stock.  Synthetic convertible securities are usually created by investment banks and brokerage firms.  These may include structured equity linked products (“SELPs”) and index-linked and equity-linked convertible structured notes.  There is no limit on the portion of the Fund's portfolio that will be allocated among convertible bonds, convertible preferreds and synthetic convertibles.  The Fund may invest in securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers such as the Fund under Rule 144A under the Securities Act of 1933.

Convertible preferred stocks allow the Fund to convert the preferred shares into a fixed number of common shares, usually anytime after a predetermined date.  As a preferred stock, they generally pay a dividend at a specified rate and have preference over common stock in the payment of dividends.

Synthetic convertible securities are financial instruments created by third parties (such as investment banks and brokerage firms).  These may include structured equity linked products (“SELPs”) and index-linked and equity-linked convertible structured notes, which are described below.  There is no limit on the portion of the Fund's portfolio that will be allocated to synthetic convertibles.

The convertible securities purchased by the Fund may contain put options that entitle the holder to sell the security back to the issuer at a stated price on one or more future dates.  The Fund may invest in securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers such as the Fund under Rule 144A under the Securities Act of 1933.

In general, the Fund's advisor purchases securities that it believes are attractively valued and sells them when an issuers credit quality deteriorates or the conversion feature of a security is no longer a likely source of capital appreciation.  Although the Fund’s portfolio will generally invest in several different industries and issuers, the Fund is a “non-diversified” fund, meaning that it can invest a significant percentage of its assets in the securities of a single issuer.  The Fund may also concentrate its holdings in a particular market sector.

Investment Methodology

Wellesley will purchase a convertible security when it believes there is a high probability that the principal amount of the fixed-income component of the investment will be repaid upon put or maturity and the conversion component offers potential upside. Wellesley attempts to identify convertible securities that are trading at attractive valuations relative to Wellesley’s evaluation of the issuer’s creditworthiness. Wellesley’s investment process includes the use of both quantitative and fundamental research on each underlying company to analyze credit quality and the specific terms of each offering.

Wellesley typically applies a multiple-step approach when evaluating convertible securities, which includes:

•

evaluating the default risk of the convertible security using traditional credit analysis;

•

analyzing the convertible’s underlying common stock to determine its capital appreciation potential;

•

assessing the risk/return potential of the convertible security; and

•

evaluating the convertible security’s impact on the overall composition of the Fund’s portfolio.

In analyzing the appreciation potential of the underlying common stock and the default risk of the convertible security, Wellesley generally considers the following characteristics of the issuer: financial soundness; ability to make interest and dividend payments; earnings and cash-flow forecast. With respect to each company, Wellesley usually reviews:

•

growth trends;

•

financial health, including debt to equity ratios, return on equity, return on assets and return on invested capital; and

•

market multiples including price-earnings ("P/E") ratios and price-earnings-growth ("PEG") ratios.

Wellesley may sell a security under the following circumstances:

•

if there are adverse changes in the issuer's actual and projected earnings, credit deterioration, accounting fraud, or an adverse outlook for the particular industry or sector;

•

if there is a decline in the price of the security and the prospects for capital appreciation are not attractive;

•

to increase portfolio diversification, to meet the liquidity needs of the Fund, or to increase principal protection of an appreciated asset; or

•

if the issuer has announced a call for the bond, or as a put date approaches, and Wellesley believes that selling the bond in advance of the call or put and re-deploying the proceeds would be beneficial to the Fund.

Convertible Securities.  Convertible securities possess two principal characteristics: a fixed-income component and a convertible component.  The fixed-income component is designed to ensure the return of principal and may offer some interest income as well.  The convertible component contains the right to exchange the bond for a predetermined number of shares of common stock of the issuer.  By permitting the Fund to exchange its investment for common stock, the cash value of a security, or a basket or index of securities, convertible securities may enable the Fund to benefit from increases in the market price of the underlying securities.  Because of this potential for gains, convertible securities may bear interest at a rate below the interest rate that the same issuer would pay on a similar security without a conversion feature.  Holders of convertible securities typically have a claim on the assets of the issuer prior to the holders of common stock but subordinated to similar non-convertible securities of the same issuer in case of liquidation.  Depending on the terms of the convertible bond's prospectus, the issuer may have the right to settle the bondholders' conversion request in stock only, cash only, or in cash and stock.

In addition, many convertible securities purchased by the Fund are issued with a ‘‘call’’ feature that may allow the issuer to redeem the security at various times.  Conversely, certain convertible securities may provide a ‘‘put option,’’ which entitles the holder to force the redemption of the security at a stated principal amount at one or more future dates.

Synthetic Convertible Securities.  Synthetic convertible securities include SELPs that combine unrelated securities which together have the characteristics of convertible securities: a fixed-income component and a convertible component.  The fixed-income component is achieved by investing in non-convertible, fixed-income securities such as zero coupon, corporate or government bonds.  The convertible component is achieved by investing in warrants or options to buy or sell common stock or various indices at a certain exercise price, or options on a stock index.

Synthetic convertible securities also include index-linked and equity-linked convertible structured notes.  Index-linked and equity-linked notes are securities, the value of which fluctuates based on the value of a basket of stocks or other securities (in the case of index-linked notes) or a single security (in the case of equity-linked notes).  Many index-linked and equity-linked notes have a guarantee feature (usually supplied by a brokerage house or bank) that guarantees return of the original issue price, providing substantial protection against a decline in price, while preserving the ability for capital appreciation if the underlying basket of securities increases in value.  The index-linked and equity-linked notes in which the Fund may invest may be linked to any U.S. or foreign securities.

Private Placement and Illiquid Securities.  The Fund may invest in securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers such as the Fund under Rule 144A under the Securities Act of 1933. Normally, the Fund purchases Rule 144A securities only if the advisor has determined them to be liquid, that is, readily marketable.  If qualified institutional buyers are unwilling to purchase these Rule 144A securities, certain of the Fund’s assets could be invested in illiquid securities.  If any Rule 144A security held by the Fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.

Non-Principal Investment Strategies

Derivative Instruments.  The Fund may also use derivative instruments, including swaps, futures and options, which enable the Fund to seek greater exposure to target investments than would be available by purchasing only traditional equity and fixed-income securities.  The use of these derivative securities produces economically “leveraged” investment results.  Leveraging generates returns that are more pronounced, both positively and negatively, than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments.  The Fund's investments in futures, options contracts and swap agreements will be collateralized by U.S. Government securities and repurchase agreements.

Put Options.  Put options allow an investor to lock in a fixed price for the underlying security by giving the buyer the right, but not the obligation, to sell the security at a certain price.  Put options may serve to hedge against anticipated declines in stock values and are used for leverage purposes. Long-term Equity Anticipation Securities ("LEAPS") are put options that have a longer-term expiration date than standard options. LEAPS generally expire within 12-30 months of their issue while standard options generally expire within a year of their issue.

Principal Investment Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

•

Allocation Risk: Since the Fund may invest a significant amount of its assets in a particular market or sector, the value of its shares may be more susceptible to adverse changes within that market or sector than a fund that does not focus investments.

•

Convertible Securities Risk: Convertible securities are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities.

Fixed-Income Risk.  Convertible securities are similar to fixed-income securities because they usually pay a fixed interest rate (or dividend) and are obligated to repay principal on a given date in the future. The market value of fixed-income securities tends to decline as interest rates increase and tends to increase as interest rates decline. Convertible securities have characteristics of a fixed-income security and are particularly sensitive to changes in interest rates when their conversion value is lower than the value of the bond.  Fixed-income securities are also subject to credit risk, which is the risk that an issuer of  a security may not be able to make principal and interest payments on the security as they become due. Fixed-income securities may also be subject to prepayment or redemption risk.  If a convertible bond held by the Fund is called for redemption, the Fund will be required to surrender the security for redemption, convert it into the issuing company's common stock or cash or sell it to a third party at a time that may be unfavorable to the Fund.

In addition, the Fund may invest in fixed-income securities rated less than investment grade, that are sometimes referred to as high yield  or "junk bonds." These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality fixed-income securities.

High Yield Bond Risk.  The Fund may invest in fixed-income securities rated less than investment grade that are sometimes referred to as "high yield" or "junk" bonds.  These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality fixed-income securities.  Lower-quality bonds, such as "high yield" or "junk" bonds, present a significant risk for loss of principal and interest.  These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal.  If that happens, the value of the bond may decrease, and the Fund’s share price may decrease.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds.  Such securities may also be subject to resale restrictions.  The lack of a liquid market for these bonds could decrease the Fund’s share price.

Common Stock Risk.  Convertible securities have characteristics similar to common stocks especially when their conversion value is the same as the value of the bond.  The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.

Synthetic Convertible Security Risk.  The value of a synthetic convertible security will respond differently to market fluctuations than a convertible security because a synthetic convertible is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls on the wrong side of the exercise price of the warrant or option, the warrant or option may lose all value.  A default in the bond portion of the synthetic convertible security could result in substantial loss.

•

Foreign Risk:  To the extent the Fund invests in foreign securities, the Fund could be subject to greater risks because the Fund’s performance may depend on issues other than the performance of a particular company or U.S. market sector.  Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies.  The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.  There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.  The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations.  In addition, foreign brokerage commissions, custody fees and other costs of investing in foreign securities are generally higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.  As a result, the Fund may be exposed to greater risk and will be more dependent on the advisor's ability to assess such risk than if the Fund invested solely in U.S. securities.

•

Leverage Risk:  The use of put options and other strategies may involve leverage.  Leverage can magnify the effects of changes in the value of the Fund and make the Fund's share price more volatile.  The leveraged investment techniques that the Fund employs could cause investors in the Fund to lose more money in adverse environments.

•

Management Style Risk:  The share price of the Fund changes daily based on the performance of the securities in which it invests. The ability of the Fund to meet its investment objective is directly related to Wellesley's ability to identify convertible securities that are trading at attractive valuations and have the potential to achieve maximum total return, with low volatility.  Wellesley's objective judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that Wellesley's investment strategy will produce the desired results.

•

Non-Diversification Risk:  The Fund is non-diversified, which means that more of the Fund’s assets may be invested in the securities of a single issuer than a diversified fund.  This may make the value of the Fund’s shares more susceptible to certain risks than shares of a diversified investment company.  As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Non-Principal Investment Risks

•

Portfolio Turnover Risk: The Fund is required to distribute its net realized capital gains annually under federal tax laws.  The Fund’s investment strategy may involve frequent trading, which will lead to higher portfolio turnover and could generate potentially large amounts of net realized capital gains in a given year. To the extent the Fund experiences an increase in brokerage commissions due to higher turnover, the Fund’s performance could be negatively impacted.

•

Put Option Risk – When the Fund purchases put options, it risks the loss of the cash paid for the options if the options expire unexercised.  Under certain circumstances, the Fund may not own any put options, resulting in increased risk during a market decline.

•

Risk of  Aggressive Investment Techniques.  The Fund may use investment techniques that may be considered aggressive.  Risks associated with the use of derivative instruments, including futures contracts, swap agreements, options and options on futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or instrument.  These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Temporary Investments.  To respond to adverse market, economic, political or other conditions, the Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While the Fund is in a defensive position, the opportunity to achieve its investment objective will be limited and the Fund may not meet its investment objective. Furthermore, to the extent that the Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro- rata portion of such money market funds’ advisory fees and operational fees.  The Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Portfolio Holdings Disclosure

The Fund’s policies and procedures with respect to the disclosure of its portfolio securities are available in the Fund's Statement of Additional Information.

MANAGEMENT OF THE FUND

Investment Advisor

Wellesley Investment Advisors, Inc., located at The Wellesley Office Park, 20 William Street, Wellesley, MA 02481, is the investment advisor to the Fund pursuant to an investment advisory agreement between Wellesley and Miller Investment Trust (the "Trust") on behalf of the Fund.  The investment advisory agreement provides that the Fund will pay Wellesley an annual advisory fee of 0.75% of the Fund's average daily net assets.  For the fiscal period ended October 31, 2009, after waivers, Wellesley received advisory fees equal to 0.59% of the Fund’s average daily net assets.

Wellesley is a registered investment adviser founded in 1991 by Greg Miller, CPA, and Darlene Murphy, CPA, CFP®, who have managed private accounts specializing in investing in convertible bonds using an absolute return strategy.  This strategy seeks to maximize returns while protecting principal by, among other things, investing in convertible bonds, synthetic convertibles, index and equity linked notes and other investment products.  As of December 31, 2009, Wellesley had assets under management of approximately $331 million.

Under the terms of the Investment Advisory Agreement, the advisor conducts investment research and management for the Fund and is responsible for the purchase and sale of securities for the Fund’s portfolio. Wellesley provides the Fund with investment advice, supervises the Fund’s management and investment programs and provides investment advisory facilities and executive and supervisory personnel for managing the investments and effectuating portfolio transactions. A description of the basis for the Board of Trustees' renewal of the investment advisory agreement is available in the Fund's annual report for the fiscal period ended October 31, 2009.

The advisor has contractually agreed to waive all or part of its management fees and/or to make payments to limit Fund expenses, other than extraordinary or non-recurring expenses, at least through February 28, 2011, so that the total annual operating expenses (excluding brokerage fees and commissions, borrowing costs such as (a) interest and (b) dividends on securities sold short, taxes, indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses) of the Fund do not exceed specified limits.  Waivers and expense payments may be recouped by the advisor from the Fund, to the extent that overall expenses fall below the specified limits, within three years of when the amounts were waived or recouped. Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and boost its performance.

Portfolio Manager

Greg Miller shares responsibility for the day-to-day management of the Fund and has been managing the Fund since its inception in December 2007.  Mr. Miller is the CEO and co-founder of Wellesley and has over thirty years of investment and financial experience.  Mr. Miller began his career with PricewaterhouseCoopers LLP (formerly Coopers & Lybrand), an international accounting and consulting firm, and subsequently formed his own CPA firm where he advised clients on investments and financial planning.  In 1991, Mr. Miller formed Wellesley in response to increased demand for investment advice from clients.  Mr. Miller graduated from Boston University with a B.S. degree in Business Administration, and holds a Master’s of Business Administration and Finance with High Distinction from Babson College.

Michael Miller shares responsibility for the day-to-day management of the Fund and has been managing the Fund since March 1, 2010. Mr. Miller joined Wellesley as Vice President and Senior Analyst in May 2008 and is responsible for research and product development as well as constructing and analyzing client portfolios.  From Janaury 2004 through May 2008 Mr. Miller was with Convergent Wealth Advisors (formerly Lydian Wealth Management), as a Senior Analyst.   At Convergent, Mr. Miller worked with clients to build and monitor customized investment portfolios and was involved in the overall supervision and administration of high-level executive projects such as the implementation of a new trading platform. Mr. Miller graduated from The American University Kogod School of Business in Washington, DC., with a B.S. in Business Administration with a concentration in finance and is a candidate for a Master's degree in Business Administration at Babson College.

The Fund’s Statement of Additional Information provides additional information about each portfolio manager's compensation structure, other managed accounts and ownership of Fund shares.

NET ASSET VALUE

Class A shares of the Fund are sold at their public offering price (net asset value (“NAV”) plus any applicable sales charge).  The NAV of each class of shares of the Fund is determined at 4:00 p.m. (Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business and will be computed by determining the aggregate market value of all assets of the Fund less its liabilities divided by the total number of shares outstanding, on a per class basis.  The NYSE is closed on weekends and most national holidays.  The NAV is determined, on a per class basis, by dividing the value of the Fund’s securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding.  The NAV takes into account the expenses and fees of the Fund, including management, administration, and distribution fees, which are accrued daily.  The determination of NAV for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, the Fund’s securities are valued each day at the last quoted sales price on the securities’ principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Board on a quarterly basis, in accordance with procedures approved by the Board. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.  The Fund may use independent pricing services to assist in calculating the value of the Fund’s securities.  In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the Fund.  Because the Fund may invest in portfolio securities that are primarily listed on foreign exchanges that may trade on weekends or other days when the Fund does not price its shares, the value of the Fund's portfolio securities may change on days when you may not be able to buy or sell Fund shares.  In computing the NAV, the Fund values its foreign securities at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE.  Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.  If events materially affecting the value of a Fund’s securities, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its shares, the securities will be valued at fair value.  For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, Wellesley may need to price the security using the Fund’s fair value pricing guidelines.  Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors.  Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders.  The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine NAV or the price that may be realized upon the actual sale of the security.

With respect to any portion of the Fund's assets that are invested in one or more mutual funds, the Fund’s NAV is calculated based upon the NAV for that mutual fund.  The prospectus for that mutual fund explains the circumstances under which the fund will use fair value pricing and the effects of using fair value pricing.

HOW TO PURCHASE SHARES

Share Classes

The Fund offers three classes of shares so that you can choose the class that best suits your investment needs, Class A, Class C and Class I shares. Class C and Class I shares are each offered in a separate prospectus.  For more information about Class C and Class I shares, call 1-877-441-4434.  The main differences between each class are sales charges and ongoing fees. In choosing which class of shares to purchase, you should consider which will be most beneficial to you given your investment goals, the amount of your purchase and the length of time you expect to hold the shares. Each class of shares in the Fund represent an interest in the same portfolio of investments in the Fund.

Class A Shares

Class A shares are offered at their public offering price, which is NAV per share plus the applicable sales charge. The sales charge varies, depending on how much you invest. There are no sales charges on reinvested distributions. The following sales charges apply to your purchases of Class A shares of the Fund:

Amount Invested	Sales Charge as a % of Offering Price	Sales Charge as a % of Amount Invested	Dealer Reallowance
Under $25,000	5.75%	6.10%	5.00%
$25,000 to $49,999	5.00%	5.26%	4.25%
$50,000 to $99,9999	4.75%	4.99%	4.00%
$100,000 to $249,999	3.75%	3.83%	3.25%
$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 and above	1.00%	1.01%	1.00%

How to reduce your sales charge

You may be eligible to purchase Class A shares at a reduced sales charges. To qualify for these reductions, you or your financial intermediary must provide sufficient information, in writing and at the time of purchase, to verify that your purchase qualifies for such treatment.  Consistent with the policies described in this Prospectus, you and your “immediate family” (your spouse and your children under the age of 21) may combine your Fund holdings to reduce your sales charge.

Rights of accumulation.  To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you may combine your new purchases of Class A shares with Class A shares of the Fund that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other Class A shares that you own. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares.

Shares of the Fund held as follows cannot be combined with your current purchase for purposes of reduced sales charges:

•

Shares held indirectly through financial intermediaries other than your current purchase broker-dealer (for example, shares held in a different broker-dealer’s brokerage account or with a bank, an insurance company separate account or an investment advisor);

•

Shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement Plan (for example a 401(k) plan) but not including employer sponsored IRAs;

•

Shares held directly in the Fund account on which the broker-dealer (financial advisor) of record is different than your current purchase broker-dealer.

Letters of Intent.  Under a Letter of Intent (“LOI”), you commit to purchase a specified dollar amount of Class A shares of the Fund, with a minimum of $50,000, during a 13-month period. At your written request, Class A share purchases made during the previous 90 days may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13 month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

Repurchase of Class A Shares.  If you have redeemed Class A shares of the Fund within the past 120 days, you may repurchase an equivalent amount of Class A shares of the Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 120 days of your redemption. Note that if you reacquire shares through separate installments (e.g., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 120 days of your redemption.

Sales Charge Waivers

The sales charge on purchases of Class A shares is waived for certain types of investors, including:

•

Current and retired directors and officers of the Fund sponsored by Wellesley, their families (e.g., spouse, children, mother or father) and any purchases referred through Wellesley.

•

Employees of Wellesley and their families, or any full-time employee or registered representative of the distributor or of broker-dealers having dealer agreements with the distributor (a “Selling Broker”) and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

•

Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the Fund’s shares and their immediate families.

•

Participants in certain “wrap-fee” or asset allocation programs or other fee based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the distributor.

•

Clients of registered investment advisors that have entered into arrangements with the distributor providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisors may charge a separate fee, including third party administrators.

•

Institutional investors (which may include bank trust departments and registered investment advisors).

•

Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the distributor.

•

Separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.

•

Employer-sponsored retirement or benefit plans with total plan assets in excess of $5 million where the plan’s investments in the Fund are part of an omnibus account.  A minimum initial investment of $1 million in the Fund is required.  The distributor in its sole discretion, may waive these minimum dollar requirements.

Sales Charge Exceptions

You will not pay initial sales charges on Class A shares purchased by reinvesting dividends and distributions.

Promotional Incentives on Dealer Commissions

The distributor may, from time to time, provide promotional incentives, including reallowance and/or payment of up to the entire sales charge, to certain investment firms.  Such incentives may, at the distributor's discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions.

Purchasing Shares

You may purchase shares of the Fund by sending a completed application form to the following address by either regular or overnight mail:

Miller Convertible Fund

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, Nebraska 68137

Minimum and Additional Investment Amounts

The minimum initial investment to open an account is $2,500 for regular accounts and $500 for retirement accounts. The minimum subsequent investment is $100 for all accounts.  Lower minimum initial and additional investments may also be applicable in certain other circumstances.  There is no minimum investment requirement when you are buying shares by reinvesting dividends and distributions from the Fund.

The Fund, however, reserves the right, in its sole discretion, to reject any application to purchase shares.  Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, savings and loan, or credit union in U.S. funds for the full amount of the shares to be purchased.  After you open an account, you may purchase additional shares by sending a check together with a note stating the name(s) on the account and the account number, to the above address.  Make all checks payable to “Miller Convertible Fund.” The Fund will not accept payment in cash, including cashier’s checks or money orders.  Also, to prevent check fraud, the Fund will not accept third party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares.

Note:  Gemini Fund Services, LLC (“GFS” or “Transfer Agent”), the Fund’s transfer agent, will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any payment check returned to the Transfer Agent for insufficient funds.

Anti-Money Laundering Regulations

The USA PATRIOT Act requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts.  As requested on the application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing a P.O. Box will not be accepted.  This information will assist the Fund in verifying your identity.  Until such verification is made, the Fund may temporarily limit additional share purchases.  In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity.  As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

When Your Order is Processed

All shares will be purchased at the NAV per share (plus a sales charge, if applicable) next determined after the Fund receives your application or request in good order.  All requests received in good order by the Fund before 4:00 p.m. (Eastern Time) will be executed on that same day.  Requests received after 4:00 p.m. will be processed on the next business day.

Good Order:  When making a purchase request, make sure your request is in good order.  “Good order” means your purchase request includes:

  the name of the Fund

  the dollar amount of shares to be purchased

  a completed purchase application that corresponds to the type of account you are opening or investment stub (make sure your investment meets the account minimum or subsequent purchase investment minimum)

  check payable to “Miller Convertible Fund”

Purchase through Brokers

You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund’s distributor.  These brokers and agents are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or its designee receives the order. The broker or agent may set its own initial and subsequent investment minimums.  You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund.  Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Fund.  You should carefully read the program materials provided to you by your servicing agent.

Purchase by Wire

If you wish to wire money to invest in the Fund, please call the Fund at 1-877-441-4434 to notify the Fund that a wire transfer is coming and to receive appropriate account number information.  You may use the following instructions:

First National Bank of Omaha

ABA and Account Numbers provided by phone

Credit: Miller Convertible Fund Subscription Account

FBO: Shareholder Name, Name of Fund, Shareholder Account Number.

Automatic Investment Plan

You may participate in the Fund’s Automatic Investment Plan, an investment plan that automatically debits money from your bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts.  You may elect to make subsequent investments by transfers of a minimum of $100 on specified days of each month into your established Fund account.  Please contact the Fund at 1-877-441-4434 for more information about the Fund’s Automatic Investment Plan.

Retirement Plans

You may purchase shares of the Fund for your individual retirement plans.  Please call the Fund at 1-877-441-4434 for the most current listing and appropriate disclosure documentation on how to open a retirement account.

REDEMPTIONS

Written Redemption Requests

You will be entitled to redeem all or any portion of the shares credited to your accounts by submitting a written request for redemption to:

Regular/Express/Overnight Mail

Miller Convertible Fund

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, Nebraska 68137

Redeeming by Telephone

The telephone redemption privilege is automatically available to all new accounts except retirement accounts.  If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Fund and instruct it to remove this privilege from your account.

The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application.  To redeem by telephone, call 1-877-441-4434.  The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions. IRA accounts are not redeemable by telephone.

The Fund reserves the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days.  Neither the Fund, GFS, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss.  The Fund or GFS, or both, will employ reasonable procedures to determine that telephone instructions are genuine.  If the Fund and/or GFS, do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions.  These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Wire Redemptions

If you request your redemption by wire transfer, you will be required to pay a $15.00 wire transfer fee to GFS to cover costs associated with the transfer.  GFS does not charge a fee when transferring redemption proceeds by electronic funds transfer.  In addition, your bank may impose a charge for receiving wires.

Redemptions in Kind

The Fund reserves the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities (“redemption in kind”) if the amount of such a request is large enough to affect operations (for example, if the request is greater than 1% of the Fund’s assets). The securities will be chosen by the Fund and valued at the same value as used in calculating the Fund’s NAV. A shareholder may incur transaction expenses in converting these securities to cash.

Systematic Withdrawal Plan

If your individual accounts, IRA or other qualified plan account have a current account value of at least $2,500, you may adopt a Systematic Withdrawal Plan to provide for monthly, quarterly or other periodic checks for any designated amount of $100 or more.  If you wish to open a Systematic Withdrawal Plan, please indicate on your application or contact the Fund at 1-877-441-4434.

When Redemptions are Sent

Once the Fund receives your redemption request in “good order” as described below, it will issue a check based on the next determined NAV following your redemption request.  If you purchase shares using a check and soon after request a redemption, the Fund will not honor the redemption request until the check for your purchase has  cleared (usually within 10 days).

Good Order

Your redemption request will be processed if it is in “good order.”  To be in good order, the following conditions must be satisfied:

•

The request should be in writing, unless redeeming by telephone, indicating the number of shares or dollar amount to be redeemed;

•

The request must identify your account number;

•

The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and

•

If you request the redemption proceeds to be sent to an address other than that of record, or if the proceeds of a requested redemption exceed $100,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

When You Need Medallion Signature Guarantees

A medallion signature guarantee assures that a signature is genuine and protects you from unauthorized account transfers.  You will need your signature guaranteed if:

•

you wish to change the bank or brokerage account that you have designated on your account;

•

you request that a redemption be mailed to an address other than that on record with the Fund;

•

the proceeds of a requested redemption exceed $100,000; or

•

any redemption transmitted to the shareholder of record by federal wire transfer to a bank other than the bank of record.

Signatures may be guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations) or by completing a supplemental telephone redemption authorization form.  Contact the Fund to obtain this form.  Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization.  The Fund will not make redemptions payable to any person other than the shareholder(s) of record or a financial intermediary for the benefit of the shareholder(s) of record.  A notary public cannot guarantee signatures.

Retirement Plans

If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Trust should withhold federal income tax.  Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

Redeeming through Broker

If shares of the Fund are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem shares of the Fund.  The servicing agent may charge a fee for this service.

Low Balances

If at any time your account balance falls below $2,500, the Fund may notify you that, unless the account is brought up to the appropriate account minimum within 60 days of such notification, your account could be closed or charged a small account maintenance fee.  This will not apply to any account balances that drop below the minimum due to a decline in NAV.  The Fund may, within 30 days, redeem all of your shares and close your account by sending you a check to the address of record.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

Any sale of the Fund’s shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement account).  When you redeem your shares you may realize a taxable gain or loss.  This is measured by the difference between the proceeds of the sale and the tax basis for the shares you sold.  (To aid in computing your tax basis, you generally should retain your account statements for the period that you hold shares in the Fund.)

The Fund intends to distribute substantially all of its net investment income quarterly and net capital gains annually.  The distributions will be reinvested in shares of the Fund unless you elect to receive cash. Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gains (the excess of net long-term capital gains over net short-term capital loss) are generally taxable as long-term capital gains, regardless of your holding period for the shares.  Any dividends or capital gain distributions you receive from the Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.  Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January.  Each year the Fund will inform you of the amount and type of your distributions.  IRAs and other qualified retirement plans are exempt from federal income taxation.

Your redemptions may result in a capital gain or loss for federal tax purposes.  A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS.  If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold a percentage of any dividend or redemption proceeds.  The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.  If you do not have a social security number, you should indicate on the purchase form that your application to obtain a number is pending. The Fund is required to withhold taxes if a number is not delivered to the Fund within seven days.

This summary is not intended to be and should not be construed to be legal or tax advice to any current holder of the Fund’s shares. You should consult your own tax advisors to determine the tax consequences of owning the Fund’s shares.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Frequent trading into and out of the Fund can harm all fund shareholders by disrupting the Fund’s investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Fund is designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Fund’s Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. Specifically, the Fund's transfer agent will review reports that detail all redemption and exchange transactions that exceed a pre-determined value during a 30-day period.  Further, with respect to the Fund's omnibus accounts, the Fund may request information from brokers maintaining omnibus accounts about the underlying transactions to determine which transactions exceed the pre-determined value during a 30-day period.  The Fund has a committed staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Fund's Market Timing Trading Policy. Though this involves judgments that are inherently subjective and involve some selectivity in their application, the Fund seeks to make judgments that are consistent with the interests of the Fund's shareholders. The Fund reserves the right to reject or restrict purchase requests for any reason, particularly when the shareholder's trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Fund nor the advisor will be liable for any losses resulting from rejected purchase orders. The advisor may also bar an investor who has violated these policies (and the investor's financial advisor) from opening new accounts with the Fund.

Although the Fund attempts to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Fund will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of the Fund. While the Fund will encourage financial intermediaries to apply the Fund’s Market Timing Trading Policy to their customers who invest indirectly in the Fund, and the intermediaries have agreed to provide transaction information to the Fund upon request, the Fund is limited in its ability to monitor the trading activity or enforce the Fund’s Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, the Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Fund’s Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions and monitoring trading activity for what might be market timing, the Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Fund’s Market Timing Trading Policy. If the Fund or its transfer agent or shareholder servicing agent suspects there is market timing activity in the account, the Fund will seek full cooperation from the service provider maintaining the account to identify the underlying participant. At the request of the advisor, the service providers may take immediate action to stop any further short-term trading by such participants.

DISTRIBUTION OF SHARES

Distribution Fees

The Board of Trustees of the Trust has adopted, on behalf of the Fund, a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”) for its Class A Shares.  The Plan allows the Fund to use part of its assets for the sale and distribution of shares, including advertising, marketing and other promotional activities.  The Plan also allows the Fund to pay the distributor for certain shareholder services provided to shareholders or other service providers that have entered into agreements with the distributor to provide these services.

For these distribution services under the Plan, the Fund pays the distributor on a monthly basis an annual amount equal to up to 0.50% of the Fund’s average net assets attributable to Class A Shares.  The distributor generally will, in turn, pay your financial intermediary out of its fees. The distributor retains the distribution and service fees on accounts with no authorized intermediary of record. Because Class A shares of the Fund pay these fees out of their assets on an ongoing basis, over time these fees may cost you more than other types of sales charges.

Other Compensation to Dealers

In addition to amounts paid as a sales commission, the Fund's advisor, at its own expense, may also provide additional compensation to investment dealers. These payments may be made, at the discretion of the Fund's advisor, to certain dealers who have sold shares of the Fund. The level of payments made to dealers in any given year will vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Fund and promote the retention of their customer’s assets in the Fund.  Any payments described above will not change the price paid by investors for the purchase of the Fund's shares or the amount that the Fund will receive as proceeds from such sales.  The advisor determines the cash payments described above in its discretion in response to requests from dealer firms, based on factors it deems relevant. (A number of factors will be considered in determining payments, including the dealer’s sales, assets, share class utilized and the quality of the dealer’s relationship with the advisor).  The advisor will, on an annual basis, determine the advisability of continuing these payments. It may also pay expenses associated with meetings conducted by dealers. that facilitate educating financial advisers and shareholders about the Fund.

Householding

To reduce expenses, we mail only one copy of the Prospectus and each annual and semi-annual report to those addresses share by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at 1-877-441-4434 on days the Fund is open for business or contact your financial institution. We will begin sending you individual copies thirty days after receiving your request.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the period of the Fund’s operations.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This information has been derived from the financial statements audited by Tait, Weller & Baker LLP, whose report, along with the Fund’s financial statements, are included in the Fund’s October 31, 2009 annual report, which is available at no charge upon request.

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class A
	Year	December 27, 2007*
	Ended	Through
	October 31, 2009	October 31, 2008

Net Asset Value, Beginning of Period	$ 7.63	$ 10.00
Increase from operations:
Net investment income (a)	0.38	0.07
Net gain (loss) from securities
(both realized and unrealized)	2.17	(2.44)
Total from operations	2.55	(2.37)
Distributions to shareholders from:
Net investment income	(0.09)	-
Net realized gains	-	-
Total distributions	(0.09)	-

Net Asset Value, End of Period	$ 10.09	$ 7.63

Total Return (b)	33.75%	(23.70)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 57,730	$ 13,665
Ratio of expenses to average net assets,
before reimbursement	1.95%	2.86%	(c)
net of reimbursement	1.75%	1.75%	(c)
Ratio of net investment income to average net assets	4.17%	1.01%	(c)
Portfolio turnover rate	60%	102%

*Commencement of Operations
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share datafor the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized.

NOTICE OF PRIVACY POLICY AND PRACTICES

Your privacy is important to us.  The Trust is committed to maintaining the confidentiality, integrity and security of your personal information.  When you provide personal information, the Trust believes that you should be aware of policies to protect the confidentiality of that information.

The Trust collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Trust does not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law.  For example, the Trust is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Trust restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Trust maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Trust through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with non-affiliated third parties.

MILLER CONVERTIBLE FUND

Advisor	Wellesley Investment Advisors, Inc. The Wellesley Office Park 20 William Street Wellesley, MA 02481
Distributor	Northern Lights Distributors, LLC 4020 South 147th Street Omaha, NE 68137
Legal Counsel	Thompson Hine LLP 312 Walnut Street, 14th Floor Cincinnati, OH 45202
Transfer Agent	Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, NE 68137
Custodian	The Bank of New York Mellon One Wall Street New York, NY 10286

Additional information about the Fund, is included in the Fund’s Statement of Additional Information (the “SAI”).  The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus).  The SAI provides more details about the Fund’s policies and management. Additional information about the Fund’s investments will also be available in the Fund’s Annual and Semi-Annual Reports to Shareholders. In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

To obtain a free copy of the SAI, the annual report, the semi-annual report, to request other information about the Fund, or to make shareholder inquires about the Fund, please call 1-877-441-4434 or visit www.millerconvertiblefund.com.  You may also write to:

Miller Convertible Fund

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, Nebraska 68137

You may review and obtain copies of the Fund’s information at the SEC’s Public Reference Room in Washington, D.C.  Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C.  20549-0102.

Miller Convertible Fund • 4020 South 147th St. •Suite 2 • Omaha, NE 68137

1-877-441-4434

Investment Company Act File # 811-22131

MILLER CONVERTIBLE FUND

CLASS C SHARES

MCFCX

PROSPECTUS

MARCH 1, 2010

1-877- 441- 4434

www.millerconvertiblefund.com

INVESTMENT ADVISOR

Wellesley Investment Advisors, Inc.
The Wellesley Office Park

20 William Street

Wellesley, MA 02481

781-416-4000

This Prospectus provides important information about the Fund that you should know before investing.  Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

FUND SUMMARY
Investment Objective	1
Fees and Expenses of the Fund	1
Principal Investment Strategies	2
Principal Investment Risks	3
Performance	4
Investment Advisor	5
Portfolio Managers	5
Purchase and Sale of Fund Shares	5
Tax Information	5
Payments to Broker-Dealers and Other Financial Intermediaries	6
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS
Investment Objective	6
Principal Investment Strategies	6
Investment Methodology	7
Non-Principal Investment Strategies	9
Principal investment Risks	9
Non-Principal Investment Risks	11
Temporary Investments	12
Portfolio Holdings Disclosure	12
MANAGEMENT
Investment Advisor	12
Portfolio Managers	13
INFORMATION ABOUT SHARES	13
HOW TO PURCHASE SHARES	14
HOW TO REDEEM SHARES	17
TAX STATUS, DIVIDENDS AND DISTRIBUTIONS	19
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES	20
DISTRIBUTION OF SHARES
Distribution Fees	21
Additional Compensation to Financial Intermediaries	21
Householding	22
FINANCIAL HIGHLIGHTS	23
Notice of Privacy Policy and Practices	24

FUND SUMMARY

Investment Objective

The Fund’s investment objective is to maximize total return while keeping volatility low and preserving principal.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a % of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.72%
Acquired Fund Fees and Expenses (1)	0.01%
Total Annual Fund Operating Expenses	2.48%
Fee Waiver (2)	(0.22)%
Total Annual Fund Operating Expenses After Fee Waiver	2.26%

(1)

The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or to the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

(2)

The Fund's advisor has contractually agreed to reduce fees and absorb expenses of the Fund through February 28, 2011 to ensure that Total Annual Fund Operating Expenses After Fee Waivers (excluding brokerage fees and commissions, borrowing costs such as (a) interest and (b) dividends on securities sold short, taxes, indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses) will not exceed 2.25% for Class C shares, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  This agreement may be terminated by the Fund's Board of Trustees on 60 days written notice.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund’s operating expenses remain the same (except for year 1).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$229	$752	$1,301	$2,800

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turnsover” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of the portfolio.

Principal Investment Strategies

The Fund's advisor ("Wellesley") seeks to maximize the Fund’s total return by investing in convertible securities.  Total return has two components, income and capital appreciation.  Convertible securities often provide interest income, as well as capital appreciation if the value of converting to the underlying equity increases over time.  The advisor also seeks to minimize volatility and preserve capital using various strategies, such as investing in convertible securities that have “put” provisions, relatively short maturities, and/or a guarantee of principal by the issuer.  Generally, the convertible securities in the portfolio will have remaining maturities or put provisions of less than seven years.

Under normal conditions, the Fund invests at least 80% of its assets in convertible securities of U.S. and foreign companies, and may invest without limitation in foreign companies.  The Fund defines convertible securities as:

•

convertible bonds

•

convertible preferred stocks, and

•

synthetic convertible securities.

Convertible bonds and convertible preferred stocks are generally obligations of a company that can be converted into a predetermined number of shares of common stock of the company issuing the security.  Convertible securities generally offer both defensive characteristics (i.e., provide income during periods when the market price of the underlying common stock declines) and upside potential (i.e., may provide capital appreciation when the market price of the underlying common stock rises).  The Fund may invest without limitation in non-investment grade convertible bonds, commonly known as “high yield” or “junk” bonds, provided the bond is rated at least B3 by Moody’s Investors service or B- by Standard & Poor’s Rating Group or B- by Fitch Ratings or if unrated, determined by the advisor to be of similar quality.  Synthetic convertible securities are financial instruments created by combining two or more separate securities that, in total, have returns that are similar to a convertible bond or convertible preferred stock.  Synthetic convertible securities are usually created by investment banks and brokerage firms.  These may include structured equity linked products (“SELPs”) and index-linked and equity-linked convertible structured notes.  There is no limit on the portion of the Fund's portfolio that will be allocated among convertible bonds, convertible preferreds and synthetic convertibles.  The Fund may invest in securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers such as the Fund under Rule 144A under the Securities Act of 1933.

Although the Fund’s portfolio will generally invest in several different industries and issuers, the Fund is a “non-diversified” fund, meaning that it can invest a significant percentage of its assets in the securities of a single issuer.  The Fund may also concentrate its holdings in a particular market sector.

Wellesley will purchase a convertible security when it believes there is a high probability that the principal amount of the fixed-income component of the investment will be repaid upon put or maturity and the conversion component offers potential upside. Wellesley attempts to identify convertible securities that are trading at attractive valuations relative to Wellesley’s evaluation of the issuer’s creditworthiness. Wellesley’s investment process includes the use of both quantitative and fundamental research on each underlying company to analyze credit quality and the specific terms of each offering. In general, Wellesley sells securities when an issuer's credit quality deteriorates, the conversion feature of a security is no longer a likely source of capital appreciation, to increase diversification or when Wellesley believes more attractive investments are available.

Principal Investment Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

•

Allocation Risk: Since the Fund may invest a significant amount of its assets in a particular market or sector, the value of its shares may be more susceptible to adverse changes within that market or sector than a fund that does not focus investments.

•

Convertible Securities Risk: Convertible securities are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities.

Fixed-Income Risk.  The market value of fixed-income securities tends to decline as interest rates increase.  Fixed-income securities are also subject to credit risk, which is the risk that an issuer of a security may not be able to make principal and interest payments as due. Fixed-income securities may also be subject to prepayment or redemption risk, which may result in lower reinvestment rates.

High Yield Bond Risk.  The Fund may invest in fixed-income securities rated less than investment grade that are sometimes referred to as "high yield" or "junk" bonds.  These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality fixed-income securities.

Common Stock Risk.  Convertible securities may have characteristics similar to common stocks especially when their conversion value is the same as the value of the bond.  The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time.

Synthetic Convertible Security Risk.  The value of a synthetic convertible security may respond differently to market fluctuations than a convertible security because a synthetic convertible is composed of two or more separate securities, each with its own market value.

•

Foreign Risk:  Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies.  The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.  There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.  The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations.

•

Leverage Risk:  The use of put options and other strategies may involve leverage.  Leverage can magnify the effects of changes in the value of the Fund and make the Fund's share price more volatile.

•

Management Style Risk:  The Fund's advisor's objective judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that its investment strategy will produce the desired results.

•

Non-Diversification Risk:  The Fund is non-diversified, which means that more of the Fund’s assets may be invested in the securities of a single issuer than a diversified fund.  This may make the value of the Fund’s shares more susceptible to certain risks than shares of a diversified investment company.

Performance

Because the Fund has only recently commenced investment operations of Class C shares, no performance information is available for Class C shares.  The bar chart and table below provide some indication of the risks of investing in the Miller Convertible Fund by showing changes in the performance of Class A shares of the Miller Convertible Fund for the period indicated in the bar chart and by showing how the Class A shares' average annual total returns compare with those of a broad measure of market performance.  Fund performance will differ among classes only to the extent that class expenses differ.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any.  Past performance does not necessarily indicate how the Fund will perform in the future.

Class A Shares Annual Total Return for Years Ended December 31

During the period shown in the bar chart, the highest return for a quarter was 12.46% during the quarter ended September 30, 2009, and the lowest return for a quarter was -10.80% during the quarter ended December 31, 2008.

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2009)

MILLER CONVERTIBLE FUND, CLASS A*	One Year	Since Inception (1)
Return before taxes	24.91%	0.01%
Return after taxes on distributions (1)	24.40%	-0.36%
Return after taxes on distributions and sale of Fund shares (1)	16.19%	-0.20%
Merrill Lynch All Convertible Excluding 144A and Mandatory Index(2)	47.20%	-0.90%

(1) The inception date of the Fund is December 27, 2007.

(2) Merrill Lynch All Convertibles Excluding  144A and Mandatory Index measures the performance of convertible securities of all corporate sectors with a par amount of $25 million or more and a maturity of at least one year and excludes preferred equity redemption stocks, converted and 144A securities.  Unlike the Fund’s returns, however, they do not reflect any fees or expenses.  An investor cannot invest directly in an index.

*Class A returns include front-end sales charge.

After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser

Wellesley Investment Advisors, Inc.

Portfolio Manager

Greg Miller, Chief Executive Officer of the Fund's advisor, shares responsibility for the day-to-day management of the Fund as Co-Portfolio Manager.  From the Funds inception to March 1, 2010 he was the sole Portfolio Manager.  Michael Miller, Vice President of the Fund's advisor, shares responsibility for the day-to-day management of the Fund as Co-Portfolio Manager and has been Co-Portfolio Manager of the Fund since March 1, 2010.

Purchase and Sale of Fund Shares

The minimum initial investment to open an account is $2,500 for regular accounts and $500 for retirement accounts. The minimum subsequent investment is $100 for all accounts.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Purchases and redemptions may be made by mailing an application or redemption request to Miller Convertible Fund c/o Gemini Fund Services, LLC, 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137, by calling 1-877-441-4434 or by visiting www.millerconvertiblefund.com.

 Tax Information

Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you as either ordinary income or capital gains tax rates unless you are investing through a tax-deferred account such as an IRA or 401(k) plan.

Payments to Broker Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's web site for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective

The Fund’s investment objective is to maximize total return while keeping volatility low and preserving principal.  The Fund’s investment objective is a non-fundamental policy and may be changed without shareholder approval upon 60 days written notice to shareholders.

Principal Investment Strategies

Wellesley seeks to maximize the Fund’s total return by investing in convertible securities.  Total return has two components, income and capital appreciation.  Convertible securities often provide interest income, as well as capital appreciation if the value of converting to the underlying equity increases over time.  The advisor also seeks to minimize volatility and preserve capital using various strategies, such as investing in convertible securities that have “put” provisions close to the original purchase price, investing in convertible securities with relatively short remaining maturities, and investing in bonds with a guarantee of principal by the issuer.  Generally, the convertible securities in the portfolio will have remaining maturities or put provisions of less than seven years.

Under normal conditions, the Fund invests at least 80% of its assets in convertible securities of U.S. and foreign companies, and may invest without limitation in foreign companies.  The Fund’s 80% investment policy is a non-fundamental policy and may be changed without shareholder approval upon 60 days written notice to shareholders. The Fund defines convertible securities as:

•

convertible bonds

•

convertible preferred stocks, and

•

synthetic convertible securities.

Convertible bonds and convertible preferred stocks are generally obligations of a company that can be converted into a predetermined number of shares of common stock of the company issuing the security.  Convertible securities generally offer both defensive characteristics (i.e., provide income during periods when the market price of the underlying common stock declines) and upside potential (i.e., may provide capital appreciation when the market price of the underlying common stock rises).  The Fund may invest without limitation in non-investment grade convertible bonds, commonly known as “high yield” or “junk” bonds, provided the bond is rated at least B3 by Moody’s Investors service or B- by Standard & Poor’s Rating Group or B- by Fitch Ratings or if unrated, determined by the advisor to be of similar quality.  Synthetic convertible securities are financial instruments created by combining two or more separate securities that, in total, have returns that are similar to a convertible bond or convertible preferred stock.  Synthetic convertible securities are usually created by investment banks and brokerage firms.  These may include structured equity linked products (“SELPs”) and index-linked and equity-linked convertible structured notes.  There is no limit on the portion of the Fund's portfolio that will be allocated among convertible bonds, convertible preferreds and synthetic convertibles.  The Fund may invest in securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers such as the Fund under Rule 144A under the Securities Act of 1933.

Convertible preferred stocks allow the Fund to convert the preferred shares into a fixed number of common shares, usually anytime after a predetermined date.  As a preferred stock, they generally pay a dividend at a specified rate and have preference over common stock in the payment of dividends.

Synthetic convertible securities are financial instruments created by third parties (such as investment banks and brokerage firms).  These may include structured equity linked products (“SELPs”) and index-linked and equity-linked convertible structured notes, which are described below.  There is no limit on the portion of the Fund's portfolio that will be allocated to synthetic convertibles.

The convertible securities purchased by the Fund may contain put options that entitle the holder to sell the security back to the issuer at a stated price on one or more future dates.  The Fund may invest in securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers such as the Fund under Rule 144A under the Securities Act of 1933.

In general, the Fund's advisor purchases securities that it believes are attractively valued and sells them when an issuers credit quality deteriorates or the conversion feature of a security is no longer a likely source of capital appreciation.  Although the Fund’s portfolio will generally invest in several different industries and issuers, the Fund is a “non-diversified” fund, meaning that it can invest a significant percentage of its assets in the securities of a single issuer.  The Fund may also concentrate its holdings in a particular market sector.

Investment Methodology

Wellesley will purchase a convertible security when it believes there is a high probability that the principal amount of the fixed-income component of the investment will be repaid upon put or maturity and the conversion component offers potential upside. Wellesley attempts to identify convertible securities that are trading at attractive valuations relative to Wellesley’s evaluation of the issuer’s creditworthiness. Wellesley’s investment process includes the use of both quantitative and fundamental research on each underlying company to analyze credit quality and the specific terms of each offering.

Wellesley typically applies a multiple-step approach when evaluating convertible securities, which includes:

•

evaluating the default risk of the convertible security using traditional credit analysis;

•

analyzing the convertible’s underlying common stock to determine its capital appreciation potential;

•

assessing the risk/return potential of the convertible security; and

•

evaluating the convertible security’s impact on the overall composition of the Fund’s portfolio.

In analyzing the appreciation potential of the underlying common stock and the default risk of the convertible security, Wellesley generally considers the following characteristics of the issuer: financial soundness; ability to make interest and dividend payments; earnings and cash-flow forecast. With respect to each company, Wellesley usually reviews:

•

growth trends;

•

financial health, including debt to equity ratios, return on equity, return on assets and return on invested capital; and

•

market multiples including price-earnings ("P/E") ratios and price-earnings-growth ("PEG") ratios.

Wellesley may sell a security under the following circumstances:

•

if there are adverse changes in the issuer's actual and projected earnings, credit deterioration, accounting fraud, or an adverse outlook for the particular industry or sector;

•

if there is a decline in the price of the security and the prospects for capital appreciation are not attractive;

•

to increase portfolio diversification, to meet the liquidity needs of the Fund, or to increase principal protection of an appreciated asset; or

•

if the issuer has announced a call for the bond, or as a put date approaches, and Wellesley believes that selling the bond in advance of the call or put and re-deploying the proceeds would be beneficial to the Fund.

Convertible Securities.  Convertible securities possess two principal characteristics: a fixed-income component and a convertible component.  The fixed-income component is designed to ensure the return of principal and may offer some interest income as well.  The convertible component contains the right to exchange the bond for a predetermined number of shares of common stock of the issuer.  By permitting the Fund to exchange its investment for common stock, the cash value of a security, or a basket or index of securities, convertible securities may enable the Fund to benefit from increases in the market price of the underlying securities.  Because of this potential for gains, convertible securities may bear interest at a rate below the interest rate that the same issuer would pay on a similar security without a conversion feature.  Holders of convertible securities typically have a claim on the assets of the issuer prior to the holders of common stock but subordinated to similar non-convertible securities of the same issuer in case of liquidation.  Depending on the terms of the convertible bond's prospectus, the issuer may have the right to settle the bondholders' conversion request in stock only, cash only, or in cash and stock.

In addition, many convertible securities purchased by the Fund are issued with a ‘‘call’’ feature that may allow the issuer to redeem the security at various times.  Conversely, certain convertible securities may provide a ‘‘put option,’’ which entitles the holder to force the redemption of the security at a stated principal amount at one or more future dates.

Synthetic Convertible Securities.  Synthetic convertible securities include SELPs that combine unrelated securities which together have the characteristics of convertible securities: a fixed-income component and a convertible component.  The fixed-income component is achieved by investing in non-convertible, fixed-income securities such as zero coupon, corporate or government bonds.  The convertible component is achieved by investing in warrants or options to buy or sell common stock or various indices at a certain exercise price, or options on a stock index.

Synthetic convertible securities also include index-linked and equity-linked convertible structured notes.  Index-linked and equity-linked notes are securities, the value of which fluctuates based on the value of a basket of stocks or other securities (in the case of index-linked notes) or a single security (in the case of equity-linked notes).  Many index-linked and equity-linked notes have a guarantee feature (usually supplied by a brokerage house or bank) that guarantees return of the original issue price, providing substantial protection against a decline in price, while preserving the ability for capital appreciation if the underlying basket of securities increases in value.  The index-linked and equity-linked notes in which the Fund may invest may be linked to any U.S. or foreign securities.

Private Placement and Illiquid Securities.  The Fund may invest in securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers such as the Fund under Rule 144A under the Securities Act of 1933. Normally, the Fund purchases Rule 144A securities only if the advisor has determined them to be liquid, that is, readily marketable.  If qualified institutional buyers are unwilling to purchase these Rule 144A securities, certain of the Fund’s assets could be invested in illiquid securities.  If any Rule 144A security held by the Fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.

Non-Principal Investment Strategies

Derivative Instruments.  The Fund may also use derivative instruments, including swaps, futures and options, which enable the Fund to seek greater exposure to target investments than would be available by purchasing only traditional equity and fixed-income securities.  The use of these derivative securities produces economically “leveraged” investment results.  Leveraging generates returns that are more pronounced, both positively and negatively, than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments.  The Fund's investments in futures, options contracts and swap agreements will be collateralized by U.S. Government securities and repurchase agreements.

Put Options.  Put options allow an investor to lock in a fixed price for the underlying security by giving the buyer the right, but not the obligation, to sell the security at a certain price.  Put options may serve to hedge against anticipated declines in stock values and are used for leverage purposes. Long-term Equity Anticipation Securities ("LEAPS") are put options that have a longer-term expiration date than standard options. LEAPS generally expire within 12-30 months of their issue while standard options generally expire within a year of their issue.

Principal Investment Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

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Allocation Risk: Since the Fund may invest a significant amount of its assets in a particular market or sector, the value of its shares may be more susceptible to adverse changes within that market or sector than a fund that does not focus investments.

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Convertible Securities Risk: Convertible securities are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities.

Fixed-Income Risk.  Convertible securities are similar to fixed-income securities because they usually pay a fixed interest rate (or dividend) and are obligated to repay principal on a given date in the future. The market value of fixed-income securities tends to decline as interest rates increase and tends to increase as interest rates decline. Convertible securities have characteristics of a fixed-income security and are particularly sensitive to changes in interest rates when their conversion value is lower than the value of the bond.  Fixed-income securities are also subject to credit risk, which is the risk that an issuer of  a security may not be able to make principal and interest payments on the security as they become due. Fixed-income securities may also be subject to prepayment or redemption risk.  If a convertible bond held by the Fund is called for redemption, the Fund will be required to surrender the security for redemption, convert it into the issuing company's common stock or cash or sell it to a third party at a time that may be unfavorable to the Fund.

In addition, the Fund may invest in fixed-income securities rated less than investment grade, that are sometimes referred to as high yield  or "junk bonds." These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality fixed-income securities.

High Yield Bond Risk.  The Fund may invest in fixed-income securities rated less than investment grade that are sometimes referred to as "high yield" or "junk" bonds.  These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality fixed-income securities.  Lower-quality bonds, such as "high yield" or "junk" bonds, present a significant risk for loss of principal and interest.  These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal.  If that happens, the value of the bond may decrease, and the Fund’s share price may decrease.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds.  Such securities may also be subject to resale restrictions.  The lack of a liquid market for these bonds could decrease the Fund’s share price.

Common Stock Risk.  Convertible securities have characteristics similar to common stocks especially when their conversion value is the same as the value of the bond.  The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.

Synthetic Convertible Security Risk.  The value of a synthetic convertible security will respond differently to market fluctuations than a convertible security because a synthetic convertible is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls on the wrong side of the exercise price of the warrant or option, the warrant or option may lose all value.  A default in the bond portion of the synthetic convertible security could result in substantial loss.

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Foreign Risk:  To the extent the Fund invests in foreign securities, the Fund could be subject to greater risks because the Fund’s performance may depend on issues other than the performance of a particular company or U.S. market sector.  Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies.  The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.  There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.  The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations.  In addition, foreign brokerage commissions, custody fees and other costs of investing in foreign securities are generally higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.  As a result, the Fund may be exposed to greater risk and will be more dependent on the advisor's ability to assess such risk than if the Fund invested solely in U.S. securities.

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Leverage Risk:  The use of put options and other strategies may involve leverage.  Leverage can magnify the effects of changes in the value of the Fund and make the Fund's share price more volatile.  The leveraged investment techniques that the Fund employs could cause investors in the Fund to lose more money in adverse environments.

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Management Style Risk:  The share price of the Fund changes daily based on the performance of the securities in which it invests. The ability of the Fund to meet its investment objective is directly related to Wellesley's ability to identify convertible securities that are trading at attractive valuations and have the potential to achieve maximum total return, with low volatility.  Wellesley's objective judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that Wellesley's investment strategy will produce the desired results.

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Non-Diversification Risk:  The Fund is non-diversified, which means that more of the Fund’s assets may be invested in the securities of a single issuer than a diversified fund.  This may make the value of the Fund’s shares more susceptible to certain risks than shares of a diversified investment company.  As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Non-Principal Investment Risks

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Portfolio Turnover Risk: The Fund is required to distribute its net realized capital gains annually under federal tax laws.  The Fund’s investment strategy may involve frequent trading, which will lead to higher portfolio turnover and could generate potentially large amounts of net realized capital gains in a given year. To the extent the Fund experiences an increase in brokerage commissions due to higher turnover, the Fund’s performance could be negatively impacted.

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Put Option Risk – When the Fund purchases put options, it risks the loss of the cash paid for the options if the options expire unexercised.  Under certain circumstances, the Fund may not own any put options, resulting in increased risk during a market decline.

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Risk of  Aggressive Investment Techniques.  The Fund may use investment techniques that may be considered aggressive.  Risks associated with the use of derivative instruments, including futures contracts, swap agreements, options and options on futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or instrument.  These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Temporary Investments.  To respond to adverse market, economic, political or other conditions, the Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While the Fund is in a defensive position, the opportunity to achieve its investment objective will be limited and the Fund may not meet its investment objective. Furthermore, to the extent that the Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro- rata portion of such money market funds’ advisory fees and operational fees.  The Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Portfolio Holdings Disclosure

The Fund’s policies and procedures with respect to the disclosure of its portfolio securities are available in the Fund's Statement of Additional Information.

MANAGEMENT OF THE FUND

Investment Advisor

Wellesley Investment Advisors, Inc., located at The Wellesley Office Park, 20 William Street, Wellesley, MA 02481, is the investment advisor to the Fund pursuant to an investment advisory agreement between Wellesley and Miller Investment Trust (the "Trust") on behalf of the Fund.  The investment advisory agreement provides that the Fund will pay Wellesley an annual advisory fee of 0.75% of the Fund's average daily net assets.  For the fiscal period ended October 31, 2009, after waivers, Wellesley received advisory fees equal to 0.59% of the Fund’s average daily net assets.

Wellesley is a registered investment adviser founded in 1991 by Greg Miller, CPA, and Darlene Murphy, CPA, CFP®, who have managed private accounts specializing in investing in convertible bonds using an absolute return strategy.  This strategy seeks to maximize returns while protecting principal by, among other things, investing in convertible bonds, synthetic convertibles, index and equity linked notes and other investment products.  As of December 31, 2009, Wellesley had assets under management of approximately $331 million.

Under the terms of the Investment Advisory Agreement, the advisor conducts investment research and management for the Fund and is responsible for the purchase and sale of securities for the Fund’s portfolio. Wellesley provides the Fund with investment advice, supervises the Fund’s management and investment programs and provides investment advisory facilities and executive and supervisory personnel for managing the investments and effectuating portfolio transactions. A description of the basis for the Board of Trustees' renewal of the investment advisory agreement is available in the Fund's annual report for the fiscal period ended October 31, 2009.

The advisor has contractually agreed to waive all or part of its management fees and/or to make payments to limit Fund expenses, other than extraordinary or non-recurring expenses, at least through February 28, 2011, so that the total annual operating expenses (excluding brokerage fees and commissions, borrowing costs such as (a) interest and (b) dividends on securities sold short, taxes, indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses) of the Fund do not exceed specified limits.  Waivers and expense payments may be recouped by the advisor from the Fund, to the extent that overall expenses fall below the specified limits, within three years of when the amounts were waived or recouped. Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and boost its performance.

Portfolio Managers

Greg Miller shares responsibility for the day-to-day management of the Fund and has been managing the Fund since its inception in December 2007.  Mr. Miller is the CEO and co-founder of Wellesley and has over thirty years of investment and financial experience.  Mr. Miller began his career with PricewaterhouseCoopers LLP (formerly Coopers & Lybrand), an international accounting and consulting firm, and subsequently formed his own CPA firm where he advised clients on investments and financial planning.  In 1991, Mr. Miller formed Wellesley in response to increased demand for investment advice from clients.  Mr. Miller graduated from Boston University with a B.S. degree in Business Administration, and holds a Master’s of Business Administration and Finance with High Distinction from Babson College.

Michael Miller shares responsibility for the day-to-day management of the Fund and has been managing the Fund since March 1, 2010. Mr. Miller joined Wellesley as Vice President and Senior Analyst in May 2008 and is responsible for research and product development as well as constructing and analyzing client portfolios.  From January 2004 through May 2008 Mr. Miller was with Convergent Wealth Advisors (formerly Lydian Wealth Management), as a Senior Analyst.  At Convergent, Mr. Miller worked with clients to build and monitor customized investment portfolios and was involved in the overall supervision and administration of high-level executive projects such as the implementation of a new trading platform. Mr. Miller graduated from The American University Kogod School of Business in Washington, DC., with a B.S. in Business Administration with a concentration in finance and is a  candidate for a Master's degree in Business Administration at Babson College.

The Fund’s Statement of Additional Information provides additional information about each portfolio manager's compensation structure, other managed accounts and ownership of Fund shares.

NET ASSET VALUE

Class C shares of the Fund are sold at their net asset value (“NAV”).  The NAV of each class of shares of the Fund is determined at 4:00 p.m. (Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business and will be computed by determining the aggregate market value of all assets of the Fund less its liabilities divided by the total number of shares outstanding on a per class basis.  The NYSE is closed on weekends and most national holidays.  The NAV is determined, on a per class basis, by dividing the value of the Fund’s securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding.  The NAV takes into account the expenses and fees of the Fund, including management, administration, and distribution fees, which are accrued daily.  The determination of NAV for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, the Fund’s securities are valued each day at the last quoted sales price on the securities’ principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Board on a quarterly basis, in accordance with procedures approved by the Board. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.  The Fund may use independent pricing services to assist in calculating the value of the Fund’s securities.  In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the Fund.  Because the Fund may invest in portfolio securities that are primarily listed on foreign exchanges that may trade on weekends or other days when the Fund does not price its shares, the value of the Fund's portfolio securities may change on days when you may not be able to buy or sell Fund shares.  In computing the NAV, the Fund values its foreign securities at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE.  Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.  If events materially affecting the value of a Fund’s securities, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its shares, the securities will be valued at fair value.  For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, Wellesley may need to price the security using the Fund’s fair value pricing guidelines.  Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors.  Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders.  The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine NAV or the price that may be realized upon the actual sale of the security.

With respect to any portion of the Fund's assets that are invested in one or more mutual funds, the Fund’s NAV is calculated based upon the NAV for that mutual fund.  The prospectus for that mutual fund explains the circumstances under which the fund will use fair value pricing and the effects of using fair value pricing.

HOW TO PURCHASE SHARES

Share Classes

The Fund offers three classes of shares so that you can choose the class that best suits your investment needs, Class A, Class C and Class I shares. Class A and Class I shares are offered in a separate prospectus.  For more information about Class A and I shares, call 1-877-441-4434.  The main differences between each class are sales charges and ongoing fees. In choosing which class of shares to purchase, you should consider which will be most beneficial to you given your investment goals, the amount of your purchase and the length of time you expect to hold the shares. Each class of shares in the Fund represent an interest in the same portfolio of investments in the Fund.

Promotional Incentives on Dealer Commissions

The distributor may, from time to time, provide promotional incentives, including reallowance and/or payment of up to the entire sales charge, to certain investment firms.  Such incentives may, at the distributor's discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions.

Purchasing Shares

You may purchase shares of the Fund by sending a completed application form to the following address by either regular or overnight mail:

Miller Convertible Fund

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, Nebraska 68137

Minimum and Additional Investment Amounts

The minimum initial investment to open an account is $2,500 for regular accounts and $500 for retirement accounts. The minimum subsequent investment is $100 for all accounts.  Lower minimum initial and additional investments may also be applicable in certain other circumstances.  There is no minimum investment requirement when you are buying shares by reinvesting dividends and distributions from the Fund.

The Fund, however, reserves the right, in its sole discretion, to reject any application to purchase shares.  Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, savings and loan, or credit union in U.S. funds for the full amount of the shares to be purchased.  After you open an account, you may purchase additional shares by sending a check together with a note stating the name(s) on the account and the account number, to the above address.  Make all checks payable to “Miller Convertible Fund.” The Fund will not accept payment in cash, including cashier’s checks or money orders.  Also, to prevent check fraud, the Fund will not accept third party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares.

Note:  Gemini Fund Services, LLC (“GFS” or “Transfer Agent”), the Fund’s transfer agent, will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any payment check returned to the Transfer Agent for insufficient funds.

Anti-Money Laundering Regulations

The USA PATRIOT Act requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts.  As requested on the application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing a P.O. Box will not be accepted.  This information will assist the Fund in verifying your identity.  Until such verification is made, the Fund may temporarily limit additional share purchases.  In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity.  As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

When Your Order is Processed

All shares will be purchased at the NAV per share (plus a sales charge, if applicable) next determined after the Fund receives your application or request in good order.  All requests received in good order by the Fund before 4:00 p.m. (Eastern Time) will be executed on that same day.  Requests received after 4:00 p.m. will be processed on the next business day.

Good Order:  When making a purchase request, make sure your request is in good order.  “Good order” means your purchase request includes:

  the name of the Fund

  the dollar amount of shares to be purchased

  a completed purchase application that corresponds to the type of account you are opening or investment stub (make sure your investment meets the account minimum or subsequent purchase investment minimum)

  check payable to “Miller Convertible Fund”

Purchase through Brokers

You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund’s distributor.  These brokers and agents are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or its designee receives the order. The broker or agent may set its own initial and subsequent investment minimums.  You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund.  Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Fund.  You should carefully read the program materials provided to you by your servicing agent.

Purchase by Wire

If you wish to wire money to invest in the Fund, please call the Fund at 1-877-441-4434 to notify the Fund that a wire transfer is coming and to receive appropriate account number information.  You may use the following instructions:

First National Bank of Omaha

ABA and Account Numbers provided by phone

Credit: Miller Convertible Fund Subscription Account

FBO: Shareholder Name, Name of Fund, Shareholder Account Number.

Automatic Investment Plan

You may participate in the Fund’s Automatic Investment Plan, an investment plan that automatically debits money from your bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts.  You may elect to make subsequent investments by transfers of a minimum of $100 on specified days of each month into your established Fund account.  Please contact the Fund at 1-877-441-4434 for more information about the Fund’s Automatic Investment Plan.

Retirement Plans

You may purchase shares of the Fund for your individual retirement plans.  Please call the Fund at 1-877-441-4434 for the most current listing and appropriate disclosure documentation on how to open a retirement account.

REDEMPTIONS

Written Redemption Requests

You will be entitled to redeem all or any portion of the shares credited to your accounts by submitting a written request for redemption to:

Regular/Express/Overnight Mail

Miller Convertible Fund

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, Nebraska 68137

Redeeming by Telephone

The telephone redemption privilege is automatically available to all new accounts except retirement accounts.  If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Fund and instruct it to remove this privilege from your account.

The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application.  To redeem by telephone, call 1-877-441-4434.  The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions. IRA accounts are not redeemable by telephone.

The Fund reserves the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days.  Neither the Fund, GFS, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss.  The Fund or GFS, or both, will employ reasonable procedures to determine that telephone instructions are genuine.  If the Fund and/or GFS, do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions.  These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Wire Redemptions

If you request your redemption by wire transfer, you will be required to pay a $15.00 wire transfer fee to GFS to cover costs associated with the transfer.  GFS does not charge a fee when transferring redemption proceeds by electronic funds transfer.  In addition, your bank may impose a charge for receiving wires.

Redemptions in Kind

The Fund reserves the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities (“redemption in kind”) if the amount of such a request is large enough to affect operations (for example, if the request is greater than 1% of the Fund’s assets). The securities will be chosen by the Fund and valued at the same value as used in calculating the Fund’s NAV. A shareholder may incur transaction expenses in converting these securities to cash.

Systematic Withdrawal Plan

If your individual accounts, IRA or other qualified plan account have a current account value of at least $2,500, you may adopt a Systematic Withdrawal Plan to provide for monthly, quarterly or other periodic checks for any designated amount of $100 or more.  If you wish to open a Systematic Withdrawal Plan, please indicate on your application or contact the Fund at 1-877-441-4434.

When Redemptions are Sent

Once the Fund receives your redemption request in “good order” as described below, it will issue a check based on the next determined NAV following your redemption request.  If you purchase shares using a check and soon after request a redemption, the Fund will not honor the redemption request until the check for your purchase has  cleared (usually within 10 days).

Good Order

Your redemption request will be processed if it is in “good order.”  To be in good order, the following conditions must be satisfied:

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The request should be in writing, unless redeeming by telephone, indicating the number of shares or dollar amount to be redeemed;

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The request must identify your account number;

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The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and

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If you request the redemption proceeds to be sent to an address other than that of record, or if the proceeds of a requested redemption exceed $100,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

When You Need Medallion Signature Guarantees

A medallion signature guarantee assures that a signature is genuine and protects you from unauthorized account transfers.  You will need your signature guaranteed if:

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you wish to change the bank or brokerage account that you have designated on your account;

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you request that a redemption be mailed to an address other than that on record with the Fund;

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the proceeds of a requested redemption exceed $100,000; or

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any redemption transmitted to the shareholder of record by federal wire transfer to a bank other than the bank of record.

Signatures may be guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations) or by completing a supplemental telephone redemption authorization form.  Contact the Fund to obtain this form.  Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization.  The Fund will not make redemptions payable to any person other than the shareholder(s) of record or a financial intermediary for the benefit of the shareholder(s) of record.  A notary public cannot guarantee signatures.

Retirement Plans

If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Trust should withhold federal income tax.  Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

Redeeming through Broker

If shares of the Fund are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem shares of the Fund.  The servicing agent may charge a fee for this service.

Low Balances

If at any time your account balance falls below $2,500, the Fund may notify you that, unless the account is brought up to the appropriate account minimum within 60 days of such notification, your account could be closed or charged a small account maintenance fee.  This will not apply to any account balances that drop below the minimum due to a decline in NAV.  The Fund may, within 30 days, redeem all of your shares and close your account by sending you a check to the address of record.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

Any sale of the Fund’s shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement account).  When you redeem your shares you may realize a taxable gain or loss.  This is measured by the difference between the proceeds of the sale and the tax basis for the shares you sold.  (To aid in computing your tax basis, you generally should retain your account statements for the period that you hold shares in the Fund.)

The Fund intends to distribute substantially all of its net investment income quarterly and net capital gains annually.  The distributions will be reinvested in shares of the Fund unless you elect to receive cash. Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gains (the excess of net long-term capital gains over net short-term capital loss) are generally taxable as long-term capital gains, regardless of your holding period for the shares.  Any dividends or capital gain distributions you receive from the Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.  Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January.  Each year the Fund will inform you of the amount and type of your distributions.  IRAs and other qualified retirement plans are exempt from federal income taxation.

Your redemptions may result in a capital gain or loss for federal tax purposes.  A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS.  If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold a percentage of any dividend or redemption proceeds.  The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.  If you do not have a social security number, you should indicate on the purchase form that your application to obtain a number is pending. The Fund is required to withhold taxes if a number is not delivered to the Fund within seven days.

This summary is not intended to be and should not be construed to be legal or tax advice to any current holder of the Fund’s shares. You should consult your own tax advisors to determine the tax consequences of owning the Fund’s shares.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Frequent trading into and out of the Fund can harm all fund shareholders by disrupting the Fund’s investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Fund is designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Fund’s Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. Specifically, the Fund's transfer agent will review reports that detail all redemption and exchange transactions that exceed a pre-determined value during a 30-day period.  Further, with respect to the Fund's omnibus accounts, the Fund may request information from brokers maintaining omnibus accounts about the underlying transactions to determine which transactions exceed the pre-determined value during a 30-day period.  The Fund has a committed staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Fund's Market Timing Trading Policy. Though this involves judgments that are inherently subjective and involve some selectivity in their application, the Fund seeks to make judgments that are consistent with the interests of the Fund's shareholders. The Fund reserves the right to reject or restrict purchase requests for any reason, particularly when the shareholder's trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Fund nor the advisor will be liable for any losses resulting from rejected purchase orders. The advisor may also bar an investor who has violated these policies (and the investor's financial advisor) from opening new accounts with the Fund.

Although the Fund attempts to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Fund will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of the Fund. While the Fund will encourage financial intermediaries to apply the Fund’s Market Timing Trading Policy to their customers who invest indirectly in the Fund, and the intermediaries have agreed to provide transaction information to the Fund upon request, the Fund is limited in its ability to monitor the trading activity or enforce the Fund’s Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, the Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Fund’s Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions and monitoring trading activity for what might be market timing, the Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Fund’s Market Timing Trading Policy. If the Fund or its transfer agent or shareholder servicing agent suspects there is market timing activity in the account, the Fund will seek full cooperation from the service provider maintaining the account to identify the underlying participant. At the request of the advisor, the service providers may take immediate action to stop any further short-term trading by such participants.

DISTRIBUTION OF SHARES

Distribution Fees

The Board of Trustees of the Trust has adopted, on behalf of the Fund, a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”) for its Class C Shares.  The Plan allows the Fund to use part of its assets for the sale and distribution of shares, including advertising, marketing and other promotional activities.  The Plan also allows the Fund to pay the distributor for certain shareholder services provided to shareholders or other service providers that have entered into agreements with the distributor to provide these services.

For these distribution services under the Plan, the Fund pays the distributor on a monthly basis an annual amount equal to up to 1.00% of the Fund’s average net assets attributable to Class C Shares.  The distributor generally will, in turn, pay your financial intermediary out of its fees. The distributor retains the distribution and service fees on accounts with no authorized intermediary of record. Because Class C shares of the Fund pay these fees out of their assets on an ongoing basis, over time these fees may cost you more than other types of sales charges.

Other Compensation to Dealers

In addition to amounts paid as a sales commission, if any, the Fund's advisor, at its own expense, may also provide additional compensation to investment dealers. These payments may be made, at the discretion of the Fund's advisor, to certain dealers who have sold shares of the Fund. The level of payments made to dealers in any given year will vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Fund and promote the retention of their customer’s assets in the Fund.  Any payments described above will not change the price paid by investors for the purchase of the Fund's shares or the amount that the Fund will receive as proceeds from such sales.  The advisor determines the cash payments described above in its discretion in response to requests from dealer firms, based on factors it deems relevant. (A number of factors will be considered in determining payments, including the dealer’s sales, assets, share class utilized and the quality of the dealer’s relationship with the advisor).  The advisor will, on an annual basis, determine the advisability of continuing these payments. It may also pay expenses associated with meetings conducted by dealers. that facilitate educating financial advisers and shareholders about the Fund.

Householding

To reduce expenses, we mail only one copy of the Prospectus and each annual and semi-annual report to those addresses share by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at 1-877-441-4434 on days the Fund is open for business or contact your financial institution. We will begin sending you individual copies thirty days after receiving your request.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the period of the Fund’s operations.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This information has been derived from the financial statements audited by Tait, Weller & Baker LLP, whose report, along with the Fund’s financial statements, are included in the Fund’s October 31, 2009 annual report, which is available at no charge upon request.

Because the Fund has only recently commenced investment operations of Class C shares, financial highlights are presented for Class A shares of the Fund.

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class A
	Year	December 27, 2007*
	Ended	Through
	October 31, 2009	October 31, 2008

Net Asset Value, Beginning of Period	$ 7.63	$ 10.00
Increase from operations:
Net investment income (a)	0.38	0.07
Net gain (loss) from securities
(both realized and unrealized)	2.17	(2.44)
Total from operations	2.55	(2.37)
Distributions to shareholders from:
Net investment income	(0.09)	-
Net realized gains	-	-
Total distributions	(0.09)	-

Net Asset Value, End of Period	$ 10.09	$ 7.63

Total Return (b)	33.75%	(23.70)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 57,730	$ 13,665
Ratio of expenses to average net assets,
before reimbursement	1.95%	2.86%	(c)
net of reimbursement	1.75%	1.75%	(c)
Ratio of net investment income to average net assets	4.17%	1.01%	(c)
Portfolio turnover rate	60%	102%

*Commencement of Operations
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Trust is committed to maintaining the confidentiality, integrity and security of your personal information.  When you provide personal information, the Trust believes that you should be aware of policies to protect the confidentiality of that information.

The Trust collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Trust does not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law.  For example, the Trust is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Trust restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Trust maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Trust through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with non-affiliated third parties.

MILLER CONVERTIBLE FUND

Advisor	Wellesley Investment Advisors, Inc. The Wellesley Office Park 20 William Street Wellesley, MA 02481
Distributor	Northern Lights Distributors, LLC 4020 South 147th Street Omaha, NE 68137
Legal Counsel	Thompson Hine LLP 312 Walnut Street, 14th Floor Cincinnati, OH 45202
Transfer Agent	Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, NE 68137
Custodian	The Bank of New York Mellon One Wall Street New York, NY 10286

Additional information about the Fund, is included in the Fund’s Statement of Additional Information (the “SAI”).  The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus).  The SAI provides more details about the Fund’s policies and management. Additional information about the Fund’s investments will also be available in the Fund’s Annual and Semi-Annual Reports to Shareholders. In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

To obtain a free copy of the SAI, the annual report, the semi-annual report, to request other information about the Fund, or to make shareholder inquires about the Fund, please call 1-877-441-4434 or visit the Fund’s website at www.millerconvertiblefund.com  You may also write to:

Miller Convertible Fund

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, Nebraska 68137

You may review and obtain copies of the Fund’s information at the SEC’s Public Reference Room in Washington, D.C.  Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C.  20549-0102.

Investment Company Act File # 811-22131

Miller Convertible Fund • 4020 South 147th St. •Suite 2 • Omaha, NE 68137

1-877-441-4434

MILLER CONVERTIBLE FUND

CLASS I SHARES

MCIFX

PROSPECTUS

 MARCH 1, 2010

1-877- 441- 4434

www.millerconvertiblefund.com

INVESTMENT ADVISOR

Wellesley Investment Advisors, Inc.
The Wellesley Office Park

20 William Street

Wellesley, MA 02481

781-416-4000

This Prospectus provides important information about the Fund that you should know before investing.  Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

FUND SUMMARY
Investment Objective	1
Fees and Expenses of the Fund	1
Principal Investment Strategies	2
Principal Investment Risks	3
Performance	4
Investment Advisor	5
Portfolio Managers	5
Purchase and Sale of Fund Shares	5
Tax Information	5
Payments to Broker-Dealers and Other Financial Intermediaries	6
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS
Investment Objective	6
Principal Investment Strategies	6
Investment Methodology	7
Non-Principal Investment Strategies	9
Principal Investment Risks	9
Non-Principal Investment Risks	11
Temporary Investments	12
Portfolio Holdings Disclosure	12
MANAGEMENT
Investment Advisor	12
Portfolio Managers	13
INFORMATION ABOUT SHARES	13
HOW TO PURCHASE SHARES	14
HOW TO REDEEM SHARES	17
TAX STATUS, DIVIDENDS AND DISTRIBUTIONS	19
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES	20
DISTRIBUTION OF SHARES
Additional Compensation to Financial Intermediaries	21
Householding	21
FINANCIAL HIGHLIGHTS	22
Notice of Privacy Policy and Practices	23

FUND SUMMARY

Investment Objective

The Fund’s investment objective is to maximize total return while keeping volatility low and preserving principal.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a % of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.72%
Acquired Fund Fees and Expenses (1)	0.01%
Total Annual Fund Operating Expenses	1.48%
Fee Waiver (2)	(0.22)%
Total Annual Fund Operating Expenses After Fee Waiver	1.26%

(1)The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or to the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

(2)The Fund's advisor has contractually agreed to reduce fees and absorb expenses of the Fund through February 28, 2011 to ensure that Total Annual Fund Operating Expenses After Fee Waivers (excluding brokerage fees and commissions, borrowing costs such as (a) interest and (b) dividends on securities sold short, taxes, indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses) will not exceed 1.25% for Class I shares, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  This agreement may be terminated by the Fund's Board of Trustees on 60 days written notice.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund’s operating expenses remain the same (except year 1).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 years	10 years
$128	$446	$787	$1,750

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turnsover” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of the portfolio.

Principal Investment Strategies

The Fund's advisor ("Wellesley") seeks to maximize the Fund’s total return by investing in convertible securities.  Total return has two components, income and capital appreciation.  Convertible securities often provide interest income, as well as capital appreciation if the value of converting to the underlying equity increases over time.  The advisor also seeks to minimize volatility and preserve capital using various strategies, such as investing in convertible securities that have “put” provisions, relatively short maturities, and/or a guarantee of principal by the issuer.  Generally, the convertible securities in the portfolio will have remaining maturities or put provisions of less than seven years.

Under normal conditions, the Fund invests at least 80% of its assets in convertible securities of U.S. and foreign companies, and may invest without limitation in foreign companies.  The Fund defines convertible securities as:

•

convertible bonds

•

convertible preferred stocks, and

•

synthetic convertible securities.

Convertible bonds and convertible preferred stocks are generally obligations of a company that can be converted into a predetermined number of shares of common stock of the company issuing the security.  Convertible securities generally offer both defensive characteristics (i.e., provide income during periods when the market price of the underlying common stock declines) and upside potential (i.e., may provide capital appreciation when the market price of the underlying common stock rises).  The Fund may invest without limitation in non-investment grade convertible bonds, commonly known as “high yield” or “junk” bonds, provided the bond is rated at least B3 by Moody’s Investors service or B- by Standard & Poor’s Rating Group or B- by Fitch Ratings or if unrated, determined by the advisor to be of similar quality.  Synthetic convertible securities are financial instruments created by combining two or more separate securities that, in total, have returns that are similar to a convertible bond or convertible preferred stock.  Synthetic convertible securities are usually created by investment banks and brokerage firms.  These may include structured equity linked products (“SELPs”) and index-linked and equity-linked convertible structured notes.  There is no limit on the portion of the Fund's portfolio that will be allocated among convertible bonds, convertible preferreds and synthetic convertibles.  The Fund may invest in securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers such as the Fund under Rule 144A under the Securities Act of 1933.

Although the Fund’s portfolio will generally invest in several different industries and issuers, the Fund is a “non-diversified” fund, meaning that it can invest a significant percentage of its assets in the securities of a single issuer.  The Fund may also concentrate its holdings in a particular market sector.

Wellesley will purchase a convertible security when it believes there is a high probability that the principal amount of the fixed-income component of the investment will be repaid upon put or maturity and the conversion component offers potential upside. Wellesley attempts to identify convertible securities that are trading at attractive valuations relative to Wellesley’s evaluation of the issuer’s creditworthiness. Wellesley’s investment process includes the use of both quantitative and fundamental research on each underlying company to analyze credit quality and the specific terms of each offering. In general, Wellesley sells securities when an issuer's credit quality deteriorates, the conversion feature of a security is no longer a likely source of capital appreciation, to increase diversification or when Wellesley believes more attractive investments are available.

Principal Investment Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.    Many factors affect the Fund's net asset value and performance.

•

Allocation Risk: Since the Fund may invest a significant amount of its assets in a particular market or sector, the value of its shares may be more susceptible to adverse changes within that market or sector than a fund that does not focus investments.

•

Convertible Securities Risk: Convertible securities are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities.

Fixed-Income Risk.  The market value of fixed-income securities tends to decline as interest rates increase.  Fixed-income securities are also subject to credit risk, which is the risk that an issuer of a security may not be able to make principal and interest payments as due. Fixed-income securities may also be subject to prepayment or redemption risk, which may result in lower reinvestment rates.

High Yield Bond Risk.  The Fund may invest in fixed-income securities rated less than investment grade that are sometimes referred to as "high yield" or "junk" bonds.  These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality fixed-income securities.

Common Stock Risk.  Convertible securities may have characteristics similar to common stocks especially when their conversion value is the same as the value of the bond.  The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time.

Synthetic Convertible Security Risk.  The value of a synthetic convertible security may respond differently to market fluctuations than a convertible security because a synthetic convertible is composed of two or more separate securities, each with its own market value.

•

Foreign Risk:  Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies.  The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.  There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.  The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations.

•

Leverage Risk:  The use of put options and other strategies may involve leverage.  Leverage can magnify the effects of changes in the value of the Fund and make the Fund's share price more volatile.

•

Management Style Risk:  The Fund's advisor's objective judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that its investment strategy will produce the desired results.

•

Non-Diversification Risk:  The Fund is non-diversified, which means that more of the Fund’s assets may be invested in the securities of a single issuer than a diversified fund.  This may make the value of the Fund’s shares more susceptible to certain risks than shares of a diversified investment company.

•

PERFORMANCE

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception.  The performance table compares the performance of the Fund’s Class I shares over time to the performance of a broad-based market index.  You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Returns do not reflect sales charges, and would be lower if they did.

Class I Shares Annual Total Return for Years Ended December 31

During the period shown in the bar chart, the highest return for a quarter was 12.69% during the quarter ended September 30, 2009, and the lowest return for a quarter was -10.54% during the quarter ended December 31, 2008.

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2009)

	One Year	Since Inception of the Fund (1)
MILLER CONVERTIBLE FUND, CLASS I
Return before taxes	33.14%	3.68%
Return after taxes on distributions(1)	32.47%	3.23%
Return after taxes on distributions and sale of Fund shares(1)	21.54%	2.85%
Merrill Lynch All Convertible Excluding 144A and Mandatory Index(2)	47.20%	-0.90%

(1) The inception date of the Fund is December 27, 2007.

(2) Merrill Lynch All Convertibles Excluding 144A and Mandatory Index measures the performance of convertible securities of all corporate sectors with a par amount of $25 million or more and a maturity of at least one year and excludes preferred equity redemption stocks, converted and 144A securities.  Unlike the Fund’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser

Wellesley Investment Advisors, Inc.

Portfolio Manager

Greg Miller, Chief Executive Officer of the Fund's advisor, shares responsibility for the day-to-day management of the Fund as Co-Portfolio Manager.  From the Funds inception to March 1, 2010 he was the sole Portfolio Manager.  Michael Miller, Vice President of the Fund's advisor, shares responsibility for the day-to-day management of the Fund as Co-Portfolio Manager and has been Co-Portfolio Manager of the Fund since March 1, 2010.

Purchase and Sale of Fund Shares

The minimum initial investment to open an account is $2,500 for regular accounts and $500 for retirement accounts. The minimum subsequent investment is $100 for all accounts.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Purchases and redemptions may be made by mailing an application or redemption request to Miller Convertible Fund c/o Gemini Fund Services, LLC, 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137, by calling 1-877-441-4434 or by visiting millerconvertiblefund.com.

Tax Information

Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you as either ordinary income or capital gains tax rates unless you are investing through a tax deferred account such as an IRA or 401(k) plan.

Payments to Broker Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's web site for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective

The Fund’s investment objective is to maximize total return while keeping volatility low and preserving principal.  The Fund’s investment objective is a non-fundamental policy and may be changed without shareholder approval upon 60 days written notice to shareholders.

Principal Investment Strategies

Wellesley seeks to maximize the Fund’s total return by investing in convertible securities.  Total return has two components, income and capital appreciation.  Convertible securities often provide interest income, as well as capital appreciation if the value of converting to the underlying equity increases over time.  The advisor also seeks to minimize volatility and preserve capital using various strategies, such as investing in convertible securities that have “put” provisions close to the original purchase price, investing in convertible securities with relatively short remaining maturities, and investing in bonds with a guarantee of principal by the issuer.  Generally, the convertible securities in the portfolio will have remaining maturities or put provisions of less than seven years.

Under normal conditions, the Fund invests at least 80% of its assets in convertible securities of U.S. and foreign companies, and may invest without limitation in foreign companies.  The Fund’s 80% investment policy is a non-fundamental policy and may be changed without shareholder approval upon 60 days written notice to shareholders. The Fund defines convertible securities as:

•

convertible bonds

•

convertible preferred stocks, and

•

synthetic convertible securities.

Convertible bonds and convertible preferred stocks are generally obligations of a company that can be converted into a predetermined number of shares of common stock of the company issuing the security.  Convertible securities generally offer both defensive characteristics (i.e., provide income during periods when the market price of the underlying common stock declines) and upside potential (i.e., may provide capital appreciation when the market price of the underlying common stock rises).  The Fund may invest without limitation in non-investment grade convertible bonds, commonly known as “high yield” or “junk” bonds, provided the bond is rated at least B3 by Moody’s Investors service or B- by Standard & Poor’s Rating Group or B- by Fitch Ratings or if unrated, determined by the advisor to be of similar quality.  Synthetic convertible securities are financial instruments created by combining two or more separate securities that, in total, have returns that are similar to a convertible bond or convertible preferred stock.  Synthetic convertible securities are usually created by investment banks and brokerage firms.  These may include structured equity linked products (“SELPs”) and index-linked and equity-linked convertible structured notes.  There is no limit on the portion of the Fund's portfolio that will be allocated among convertible bonds, convertible preferreds and synthetic convertibles.  The Fund may invest in securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers such as the Fund under Rule 144A under the Securities Act of 1933.

Convertible preferred stocks allow the Fund to convert the preferred shares into a fixed number of common shares, usually anytime after a predetermined date.  As a preferred stock, they generally pay a dividend at a specified rate and have preference over common stock in the payment of dividends.

Synthetic convertible securities are financial instruments created by third parties (such as investment banks and brokerage firms).  These may include structured equity linked products (“SELPs”) and index-linked and equity-linked convertible structured notes, which are described below.  There is no limit on the portion of the Fund's portfolio that will be allocated to synthetic convertibles.

The convertible securities purchased by the Fund may contain put options that entitle the holder to sell the security back to the issuer at a stated price on one or more future dates.  The Fund may invest in securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers such as the Fund under Rule 144A under the Securities Act of 1933.

In general, the Fund's advisor purchases securities that it believes are attractively valued and sells them when an issuer’s credit quality deteriorates or the conversion feature of a security is no longer a likely source of capital appreciation.  Although the Fund’s portfolio will generally invest in several different industries and issuers, the Fund is a “non-diversified” fund, meaning that it can invest a significant percentage of its assets in the securities of a single issuer.  The Fund may also concentrate its holdings in a particular market sector.

Investment Methodology

Wellesley will purchase a convertible security when it believes there is a high probability that the principal amount of the fixed-income component of the investment will be repaid upon put or maturity and the conversion component offers potential upside. Wellesley attempts to identify convertible securities that are trading at attractive valuations relative to Wellesley’s evaluation of the issuer’s creditworthiness. Wellesley’s investment process includes the use of both quantitative and fundamental research on each underlying company to analyze credit quality and the specific terms of each offering.

Wellesley typically applies a multiple-step approach when evaluating convertible securities, which includes:

•

evaluating the default risk of the convertible security using traditional credit analysis;

•

analyzing the convertible’s underlying common stock to determine its capital appreciation potential;

•

assessing the risk/return potential of the convertible security; and

•

evaluating the convertible security’s impact on the overall composition of the Fund’s portfolio.

In analyzing the appreciation potential of the underlying common stock and the default risk of the convertible security, Wellesley generally considers the following characteristics of the issuer: financial soundness; ability to make interest and dividend payments; earnings and cash-flow forecast. With respect to each company, Wellesley usually reviews:

•

growth trends;

•

financial health, including debt to equity ratios, return on equity, return on assets and return on invested capital; and

•

market multiples including price-earnings ("P/E") ratios and price-earnings-growth ("PEG") ratios.

Wellesley may sell a security under the following circumstances:

•

if there are adverse changes in the issuer's actual and projected earnings, credit deterioration, accounting fraud, or an adverse outlook for the particular industry or sector;

•

if there is a decline in the price of the security and the prospects for capital appreciation are not attractive;

•

to increase portfolio diversification, to meet the liquidity needs of the Fund, or to increase principal protection of an appreciated asset; or

•

if the issuer has announced a call for the bond, or as a put date approaches, and Wellesley believes that selling the bond in advance of the call or put and re-deploying the proceeds would be beneficial to the Fund.

Convertible Securities.  Convertible securities possess two principal characteristics: a fixed-income component and a convertible component.  The fixed-income component is designed to ensure the return of principal and may offer some interest income as well.  The convertible component contains the right to exchange the bond for a predetermined number of shares of common stock of the issuer.  By permitting the Fund to exchange its investment for common stock, the cash value of a security, or a basket or index of securities, convertible securities may enable the Fund to benefit from increases in the market price of the underlying securities.  Because of this potential for gains, convertible securities may bear interest at a rate below the interest rate that the same issuer would pay on a similar security without a conversion feature.  Holders of convertible securities typically have a claim on the assets of the issuer prior to the holders of common stock but subordinated to similar non-convertible securities of the same issuer in case of liquidation.  Depending on the terms of the convertible bond's prospectus, the issuer may have the right to settle the bondholders' conversion request in stock only, cash only, or in cash and stock.

In addition, many convertible securities purchased by the Fund are issued with a ‘‘call’’ feature that may allow the issuer to redeem the security at various times.  Conversely, certain convertible securities may provide a ‘‘put option,’’ which entitles the holder to force the redemption of the security at a stated principal amount at one or more future dates.

Synthetic Convertible Securities.  Synthetic convertible securities include SELPs that combine unrelated securities which together have the characteristics of convertible securities: a fixed-income component and a convertible component.  The fixed-income component is achieved by investing in non-convertible, fixed-income securities such as zero coupon, corporate or government bonds.  The convertible component is achieved by investing in warrants or options to buy or sell common stock or various indices at a certain exercise price, or options on a stock index.

Synthetic convertible securities also include index-linked and equity-linked convertible structured notes.  Index-linked and equity-linked notes are securities, the value of which fluctuates based on the value of a basket of stocks or other securities (in the case of index-linked notes) or a single security (in the case of equity-linked notes).  Many index-linked and equity-linked notes have a guarantee feature (usually supplied by a brokerage house or bank) that guarantees return of the original issue price, providing substantial protection against a decline in price, while preserving the ability for capital appreciation if the underlying basket of securities increases in value.  The index-linked and equity-linked notes in which the Fund may invest may be linked to any U.S. or foreign securities.

Private Placement and Illiquid Securities.  The Fund may invest in securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers such as the Fund under Rule 144A under the Securities Act of 1933. Normally, the Fund purchases Rule 144A securities only if the advisor has determined them to be liquid, that is, readily marketable.  If qualified institutional buyers are unwilling to purchase these Rule 144A securities, certain of the Fund’s assets could be invested in illiquid securities.  If any Rule 144A security held by the Fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.

Non-Principal Investment Strategies

Derivative Instruments.  The Fund may also use derivative instruments, including swaps, futures and options, which enable the Fund to seek greater exposure to target investments than would be available by purchasing only traditional equity and fixed-income securities.  The use of these derivative securities produces economically “leveraged” investment results.  Leveraging generates returns that are more pronounced, both positively and negatively, than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments.  The Fund's investments in futures, options contracts and swap agreements will be collateralized by U.S. Government securities and repurchase agreements.

Put Options.  Put options allow an investor to lock in a fixed price for the underlying security by giving the buyer the right, but not the obligation, to sell the security at a certain price.  Put options may serve to hedge against anticipated declines in stock values and are used for leverage purposes. Long-term Equity Anticipation Securities ("LEAPS") are put options that have a longer-term expiration date than standard options. LEAPS generally expire within 12-30 months of their issue while standard options generally expire within a year of their issue.

Principal Investment Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

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Allocation Risk: Since the Fund may invest a significant amount of its assets in a particular market or sector, the value of its shares may be more susceptible to adverse changes within that market or sector than a fund that does not focus investments.

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Convertible Securities Risk: Convertible securities are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities.

Fixed-Income Risk.  Convertible securities are similar to fixed-income securities because they usually pay a fixed interest rate (or dividend) and are obligated to repay principal on a given date in the future. The market value of fixed-income securities tends to decline as interest rates increase and tends to increase as interest rates decline. Convertible securities have characteristics of a fixed-income security and are particularly sensitive to changes in interest rates when their conversion value is lower than the value of the bond.  Fixed-income securities are also subject to credit risk, which is the risk that an issuer of a security may not be able to make principal and interest payments on the security as they become due. Fixed-income securities may also be subject to prepayment or redemption risk.  If a convertible bond held by the Fund is called for redemption, the Fund will be required to surrender the security for redemption, convert it into the issuing company's common stock or cash or sell it to a third party at a time that may be unfavorable to the Fund.

In addition, the Fund may invest in fixed-income securities rated less than investment grade that are sometimes referred to as high yield or "junk bonds."  These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality fixed-income securities.

High Yield Bond Risk.  The Fund may invest in fixed-income securities rated less than investment grade that are sometimes referred to as "high yield" or "junk" bonds.  These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality fixed-income securities.  Lower-quality bonds, such as "high yield" or "junk" bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal.  If that happens, the value of the bond may decrease, and the Fund’s share price may decrease.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds.  Such securities may also be subject to resale restrictions.  The lack of a liquid market for these bonds could decrease the Fund’s share price.

Common Stock Risk.  Convertible securities have characteristics similar to common stocks especially when their conversion value is the same as the value of the bond.  The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.

Synthetic Convertible Security Risk.  The value of a synthetic convertible security will respond differently to market fluctuations than a convertible security because a synthetic convertible is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls on the wrong side of the exercise price of the warrant or option, the warrant or option may lose all value.  A default in the bond portion of the synthetic convertible security could result in substantial loss.

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Foreign Risk:  To the extent the Fund invests in foreign securities, the Fund could be subject to greater risks because the Fund’s performance may depend on issues other than the performance of a particular company or U.S. market sector.  Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies.  The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.  There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.  The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations.  In addition, foreign brokerage commissions, custody fees and other costs of investing in foreign securities are generally higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.  As a result, the Fund may be exposed to greater risk and will be more dependent on the advisor's ability to assess such risk than if the Fund invested solely in U.S. securities.

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Leverage Risk:  The use of put options and other strategies may involve leverage.  Leverage can magnify the effects of changes in the value of the Fund and make the Fund's share price more volatile.  The leveraged investment techniques that the Fund employs could cause investors in the Fund to lose more money in adverse environments.

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Management Style Risk:  The share price of the Fund changes daily based on the performance of the securities in which it invests. The ability of the Fund to meet its investment objective is directly related to Wellesley's ability to identify convertible securities that are trading at attractive valuations and have the potential to achieve maximum total return, with low volatility.  Wellesley's objective judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that Wellesley's investment strategy will produce the desired results.

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Non-Diversification Risk:  The Fund is non-diversified, which means that more of the Fund’s assets may be invested in the securities of a single issuer than a diversified fund.  This may make the value of the Fund’s shares more susceptible to certain risks than shares of a diversified investment company.  As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Non-Principal Investment Risks

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Portfolio Turnover Risk: The Fund is required to distribute its net realized capital gains annually under federal tax laws.  The Fund’s investment strategy may involve frequent trading, which will lead to higher portfolio turnover and could generate potentially large amounts of net realized capital gains in a given year. To the extent the Fund experiences an increase in brokerage commissions due to higher turnover, the Fund’s performance could be negatively impacted.

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Put Option Risk – When the Fund purchases put options, it risks the loss of the cash paid for the options if the options expire unexercised.  Under certain circumstances, the Fund may not own any put options, resulting in increased risk during a market decline.

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Risk of Aggressive Investment Techniques.  The Fund may use investment techniques that may be considered aggressive.  Risks associated with the use of derivative instruments, including futures contracts, swap agreements, options and options on futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or instrument.  These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Temporary Investments.  To respond to adverse market, economic, political or other conditions, the Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While the Fund is in a defensive position, the opportunity to achieve its investment objective will be limited and the Fund may not meet its investment objective. Furthermore, to the extent that the Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro- rata portion of such money market funds’ advisory fees and operational fees.  The Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Portfolio Holdings Disclosure

The Fund’s policies and procedures with respect to the disclosure of its portfolio securities are available in the Fund's Statement of Additional Information.

MANAGEMENT OF THE FUND

Investment Advisor

Wellesley Investment Advisors, Inc., located at The Wellesley Office Park, 20 William Street, Wellesley, MA 02481, is the investment advisor to the Fund pursuant to an investment advisory agreement between Wellesley and Miller Investment Trust (the "Trust") on behalf of the Fund.  The investment advisory agreement provides that the Fund will pay Wellesley an annual advisory fee of 0.75% of the Fund's average daily net assets.  For the fiscal period ended October 31, 2009, after waivers, Wellesley received advisory fees equal to 0.59% of the Fund’s average daily net assets.

Wellesley is a registered investment adviser founded in 1991 by Greg Miller, CPA, and Darlene Murphy, CPA, CFP®, who have managed private accounts specializing in investing in convertible bonds using an absolute return strategy.  This strategy seeks to maximize returns while protecting principal by, among other things, investing in convertible bonds, synthetic convertibles, index and equity linked notes and other investment products.  As of December 31, 2009, Wellesley had assets under management of approximately $331 million.

Under the terms of the Investment Advisory Agreement, the advisor conducts investment research and management for the Fund and is responsible for the purchase and sale of securities for the Fund’s portfolio. Wellesley provides the Fund with investment advice, supervises the Fund’s management and investment programs and provides investment advisory facilities and executive and supervisory personnel for managing the investments and effectuating portfolio transactions. A description of the basis for the Board of Trustees' renewal of the investment advisory agreement is available in the Fund's annual report for the fiscal period ended October 31, 2009.

The advisor has contractually agreed to waive all or part of its management fees and/or to make payments to limit Fund expenses, other than extraordinary or non-recurring expenses, at least through February 28, 2011, so that the total annual operating expenses (excluding brokerage fees and commissions, borrowing costs such as (a) interest and (b) dividends on securities sold short, taxes, indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses) of the Fund do not exceed specified limits.  Waivers and expense payments may be recouped by the advisor from the Fund, to the extent that overall expenses fall below the specified limits, within three years of when the amounts were waived or recouped. Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and boost its performance.

Portfolio Managers

Greg Miller shares responsibility for the day-to-day management of the Fund and has been managing the Fund since its inception in December 2007.  Mr. Miller is the CEO and co-founder of Wellesley and has over thirty years of investment and financial experience.  Mr. Miller began his career with PricewaterhouseCoopers LLP (formerly Coopers & Lybrand), an international accounting and consulting firm, and subsequently formed his own CPA firm where he advised clients on investments and financial planning.  In 1991, Mr. Miller formed Wellesley in response to increased demand for investment advice from clients.  Mr. Miller graduated from Boston University with a B.S. degree in Business Administration, and holds a Master’s of Business Administration and Finance with High Distinction from Babson College.

Michael Miller shares responsibility for the day-to-day management of the Fund and has been managing the Fund since March 1, 2010.Michael Miller joined Wellesley as Vice President and Senior Analyst in May 2008 and is responsible for research and product development as well as constructing and analyzing client portfolios.  From January 2004 through May 2008 Mr. Miller was with Convergent Wealth Advisors (formerly Lydian Wealth Management), as a Senior Analyst.  At Convergent, Mr. Miller worked with clients to build and monitor customized investment portfolios and was involved in the overall supervision and administration of high-level executive projects such as the implementation of a new trading platform. Mr. Miller graduated from The American University Kogod School of Business in Washington, DC, with a B.S. in Business Administration with a concentration in finance and is a candidate for a Master's degree in Business Administration at Babson College.

The Fund’s Statement of Additional Information provides additional information about each portfolio manager's compensation structure, other managed accounts and ownership of Fund shares.

NET ASSET VALUE

Class I shares of the Fund are sold at their net asset value (“NAV”).  The NAV of each class of shares of the Fund is determined at 4:00 p.m. (Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business and will be computed by determining the aggregate market value of all assets of the Fund less its liabilities divided by the total number of shares outstanding on a per class basis.  The NYSE is closed on weekends and most national holidays.  The NAV is determined, on a per class basis, by dividing the value of the Fund’s securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding.  The NAV takes into account the expenses and fees of the Fund, including management, administration, and distribution fees, which are accrued daily.  The determination of NAV for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, the Fund’s securities are valued each day at the last quoted sales price on the securities’ principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Board on a quarterly basis, in accordance with procedures approved by the Board. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.  The Fund may use independent pricing services to assist in calculating the value of the Fund’s securities.  In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the Fund.  Because the Fund may invest in portfolio securities that are primarily listed on foreign exchanges that may trade on weekends or other days when the Fund does not price its shares, the value of the Fund's portfolio securities may change on days when you may not be able to buy or sell Fund shares.  In computing the NAV, the Fund values its foreign securities at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE.  Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.  If events materially affecting the value of a Fund’s securities, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its shares, the securities will be valued at fair value.  For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, Wellesley may need to price the security using the Fund’s fair value pricing guidelines.  Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors.  Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders.  The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine NAV or the price that may be realized upon the actual sale of the security.

With respect to any portion of the Fund's assets that are invested in one or more mutual funds, the Fund’s NAV is calculated based upon the NAV for that mutual fund.  The prospectus for that mutual fund explains the circumstances under which the fund will use fair value pricing and the effects of using fair value pricing.

HOW TO PURCHASE SHARES

Share Classes

The Fund offers three classes of shares so that you can choose the class that best suits your investment needs, Class A, Class C and Class I shares. Class C and Class A shares are each offered in a separate prospectus.  For more information about Class C and Class A shares, call 1-877-441-4434.  The main differences between each class are sales charges and ongoing fees. In choosing which class of shares to purchase, you should consider which will be most beneficial to you given your investment goals, the amount of your purchase and the length of time you expect to hold the shares. Each class of shares in the Fund represents an interest in the same portfolio of investments in the Fund.

Promotional Incentives on Dealer Commissions

The distributor may, from time to time, provide promotional incentives, including reallowance and/or payment of up to the entire sales charge, to certain investment firms.  Such incentives may, at the distributor's discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions.

Purchasing Shares

You may purchase shares of the Fund by sending a completed application form to the following address by either regular or overnight mail:

Miller Convertible Fund

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, Nebraska 68137

Minimum and Additional Investment Amounts

The minimum initial investment to open an account is $10 million for all account types. The minimum subsequent investment is $100 for all account types.  Lower minimum initial and additional investments may also be applicable in certain other circumstances.  There is no minimum investment requirement when you are buying shares by reinvesting dividends and distributions from the Fund.

The Fund, however, reserves the right, in its sole discretion, to reject any application to purchase shares.  Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, savings and loan, or credit union in U.S. funds for the full amount of the shares to be purchased.  After you open an account, you may purchase additional shares by sending a check together with a note stating the name(s) on the account and the account number, to the above address.  Make all checks payable to “Miller Convertible Fund.” The Fund will not accept payment in cash, including cashier’s checks or money orders.  Also, to prevent check fraud, the Fund will not accept third party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares.

Note:  Gemini Fund Services, LLC (“GFS” or “Transfer Agent”), the Fund’s transfer agent, will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any payment check returned to the Transfer Agent for insufficient funds.

Anti-Money Laundering Regulations

The USA PATRIOT Act requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts.  As requested on the application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing a P.O. Box will not be accepted.  This information will assist the Fund in verifying your identity.  Until such verification is made, the Fund may temporarily limit additional share purchases.  In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity.  As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

When Your Order is Processed

All shares will be purchased at the NAV per share next determined after the Fund receives your application or request in good order.  All requests received in good order by the Fund before 4:00 p.m. (Eastern Time) will be executed on that same day.  Requests received after 4:00 p.m. will be processed on the next business day.

Good Order:  When making a purchase request, make sure your request is in good order.  “Good order” means your purchase request includes:

  the name of the Fund

  the dollar amount of shares to be purchased

  a completed purchase application that corresponds to the type of account you are opening or investment stub (make sure your investment meets the account minimum or subsequent purchase investment minimum)

  check payable to “Miller Convertible Fund”

Purchase through Brokers

You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund’s distributor.  These brokers and agents are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or its designee receives the order. The broker or agent may set its own initial and subsequent investment minimums.  You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund.  Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Fund.  You should carefully read the program materials provided to you by your servicing agent.

Purchase by Wire

If you wish to wire money to invest in the Fund, please call the Fund at 1-877-441-4434 to notify the Fund that a wire transfer is coming and to receive appropriate account number information.  You may use the following instructions:

First National Bank of Omaha

ABA and Account Numbers provided by phone

Credit: Miller Convertible Fund Subscription Account

FBO: Shareholder Name, Name of Fund, Shareholder Account Number.

Automatic Investment Plan

You may participate in the Fund’s Automatic Investment Plan, an investment plan that automatically debits money from your bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts.  You may elect to make subsequent investments by transfers of a minimum of $100 on specified days of each month into your established Fund account.  Please contact the Fund at 1-877-441-4434 for more information about the Fund’s Automatic Investment Plan.

Retirement Plans

You may purchase shares of the Fund for your individual retirement plans.  Please call the Fund at 1-877-441-4434 for the most current listing and appropriate disclosure documentation on how to open a retirement account.

REDEMPTIONS

Written Redemption Requests

You will be entitled to redeem all or any portion of the shares credited to your accounts by submitting a written request for redemption to:

Regular/Express/Overnight Mail

Miller Convertible Fund

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, Nebraska 68137

Redeeming by Telephone

The telephone redemption privilege is automatically available to all new accounts except retirement accounts.  If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Fund and instruct it to remove this privilege from your account.

The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application.  To redeem by telephone, call 1-877-441-4434.  The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions. IRA accounts are not redeemable by telephone.

The Fund reserves the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days.  Neither the Fund, GFS, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss.  The Fund or GFS, or both, will employ reasonable procedures to determine that telephone instructions are genuine.  If the Fund and/or GFS, do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions.  These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Wire Redemptions

If you request your redemption by wire transfer, you will be required to pay a $15.00 wire transfer fee to GFS to cover costs associated with the transfer.  GFS does not charge a fee when transferring redemption proceeds by electronic funds transfer.  In addition, your bank may impose a charge for receiving wires.

Redemptions in Kind

The Fund reserves the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities (“redemption in kind”) if the amount of such a request is large enough to affect operations (for example, if the request is greater than 1% of the Fund’s assets). The securities will be chosen by the Fund and valued at the same value as used in calculating the Fund’s NAV. A shareholder may incur transaction expenses in converting these securities to cash.

Systematic Withdrawal Plan

If your individual accounts, IRA or other qualified plan account have a current account value of at least $10 million, you may adopt a Systematic Withdrawal Plan to provide for monthly, quarterly or other periodic checks for any designated amount of $100 or more.  If you wish to open a Systematic Withdrawal Plan, please indicate on your application or contact the Fund at 1-877-441-4434.

When Redemptions are Sent

Once the Fund receives your redemption request in “good order” as described below, it will issue a check based on the next determined NAV following your redemption request.  If you purchase shares using a check and soon after request a redemption, the Fund will not honor the redemption request until the check for your purchase has  cleared (usually within 10 days).

Good Order

Your redemption request will be processed if it is in “good order.”  To be in good order, the following conditions must be satisfied:

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The request should be in writing, unless redeeming by telephone, indicating the number of shares or dollar amount to be redeemed;

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The request must identify your account number;

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The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and

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If you request the redemption proceeds to be sent to an address other than that of record, or if the proceeds of a requested redemption exceed $100,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

When You Need Medallion Signature Guarantees

A medallion signature guarantee assures that a signature is genuine and protects you from unauthorized account transfers.  You will need your signature guaranteed if:

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you wish to change the bank or brokerage account that you have designated on your account,

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you request that a redemption be mailed to an address other than that on record with the Fund;

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the proceeds of a requested redemption exceed $100,000; or

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any redemption transmitted to the shareholder of record by federal wire transfer to a bank other than the bank of record.

Signatures may be guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations) or by completing a supplemental telephone redemption authorization form.  Contact the Fund to obtain this form.  Further documentation will be required to change the designated account if, shares are held by a corporation, fiduciary or other organization.  The Fund will not make redemptions payable to any person other than the shareholder(s) of record or a financial intermediary for the benefit of the shareholder(s) of record.   A notary public cannot guarantee signatures.

Retirement Plans

If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Trust should withhold federal income tax.  Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

Redeeming through Broker

If shares of the Fund are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem shares of the Fund.  The servicing agent may charge a fee for this service.

Low Balances

If at any time your account balance falls below $10 million, the Fund may notify you that, unless the account is brought up to the appropriate account minimum within 60 days of such notification, your account could be closed or charged a small account maintenance fee.  This will not apply to any account balances that drop below the minimum due to a decline in NAV.  The Fund may, within 30 days, redeem all of your shares and close your account by sending you a check to the address of record.  The Fund will not charge any redemption fee on involuntary redemptions.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

Any sale of the Fund’s shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement account).  When you redeem your shares you may realize a taxable gain or loss.  This is measured by the difference between the proceeds of the sale and the tax basis for the shares you sold.  (To aid in computing your tax basis, you generally should retain your account statements for the period that you hold shares in the Fund.)

The Fund intends to distribute substantially all of its net investment income quarterly and net capital gains annually.  The distributions will be reinvested in shares of the Fund unless you elect to receive cash. Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gains (the excess of net long-term capital gains over net short-term capital loss) are generally taxable as long-term capital gains, regardless of your holding period for the shares.  Any dividends or capital gain distributions you receive from the Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.  Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January.  Each year the Fund will inform you of the amount and type of your distributions.  IRAs and other qualified retirement plans are exempt from federal income taxation.

Your redemptions may result in a capital gain or loss for federal tax purposes.  A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS.  If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold a percentage of any dividend or redemption proceeds.  The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.  If you do not have a social security number, you should indicate on the purchase form that your application to obtain a number is pending. The Fund is required to withhold taxes if a number is not delivered to the Fund within seven days.

This summary is not intended to be and should not be construed to be legal or tax advice to any current holder of the Fund’s shares. You should consult your own tax advisors to determine the tax consequences of owning the Fund’s shares.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Frequent trading into and out of the Fund can harm all fund shareholders by disrupting the Fund’s investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Fund is designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Fund’s Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. Specifically, the Fund's transfer agent will review reports that detail all redemption and exchange transactions that exceed a pre-determined value during a 30-day period.  Further, with respect to the Fund's omnibus accounts, the Fund may request information from brokers maintaining omnibus accounts about the underlying transactions to determine which transactions exceed the pre-determined value during a 30-day period.  The Fund has a committed staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Fund’s Market Timing Trading Policy. Though this involves judgments that are inherently subjective and involve some selectivity in their application, the Fund seeks to make judgments and applications that are consistent with the interests of the Fund’s shareholders. The Fund reserves the right to reject or restrict purchase requests for any reason, particularly when the shareholder's trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Fund nor the Adviser will be liable for any losses resulting from rejected purchase or orders. The Adviser may also bar an investor who has violated these policies (and the investor's financial advisor) from opening new accounts with the Fund.

Although the Fund attempts to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Fund will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of the Fund. While the Fund will encourage financial intermediaries to apply the Fund’s Market Timing Trading Policy to their customers who invest indirectly in the Fund, and the intermediaries have agreed to provide transaction information to the Fund upon request, the Fund is limited in its ability to monitor the trading activity or enforce the Fund’s Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, the Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Fund’s Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions, assessing the Fund’s redemption fee and monitoring trading activity for what might be market timing, the Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Fund’s Market Timing Trading Policy. If the Fund or its transfer agent or shareholder servicing agent suspects there is market timing activity in the account, the Fund will seek full cooperation from the service provider maintaining the account to identify the underlying participant. At the request of the Advisor, the service providers may take immediate action to stop any further short-term trading by such participants.

DISTRIBUTION OF SHARES

Other Compensation to Dealers

In addition to amounts paid as a sales commission, if any, the Fund's advisor, at its own expense, may also provide additional compensation to investment dealers. These payments may be made, at the discretion of the Fund's advisor, to certain dealers who have sold shares of the Fund. The level of payments made to dealers in any given year will vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Fund and promote the retention of their customer’s assets in the Fund.  Any payments described above will not change the price paid by investors for the purchase of the Fund's shares or the amount that the Fund will receive as proceeds from such sales.  The advisor determines the cash payments described above in its discretion in response to requests from dealer firms, based on factors it deems relevant. (A number of factors will be considered in determining payments, including the dealer’s sales, assets, share class utilized and the quality of the dealer’s relationship with the advisor).  The advisor will, on an annual basis, determine the advisability of continuing these payments. It may also pay expenses associated with meetings conducted by dealers. that facilitate educating financial advisers and shareholders about the Fund.

Householding

To reduce expenses, we mail only one copy of the Prospectus and each annual and semi-annual report to those addresses share by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at 1-877-441-4434 on days the Fund is open for business or contact your financial institution. We will begin sending you individual copies thirty days after receiving your request.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the period of the Fund’s operations.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This information has been derived from the financial statements audited by Tait, Weller & Baker LLP, whose report, along with the Fund’s financial statements, are included in the Fund’s October 31, 2009 annual report, which is available at no charge upon request.

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class I
	Year	December 27, 2007*
	Ended	Through
	October 31, 2009	October 31, 2008

Net Asset Value, Beginning of Period	$ 7.68	$ 10.00
Increase from operations:
Net investment income (a)	0.44	0.13
Net gain (loss) from securities
(both realized and unrealized)	2.18	(2.45)
Total from operations	2.62	(2.32)
Distributions to shareholders from:
Net investment income	(0.11)	-
Net realized gains	-	-
Total distributions	(0.11)	-

Net Asset Value, End of Period	$ 10.19	$ 7.68

Total Return (b)	34.48%	(23.20)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 9,744	$ 421
Ratio of expenses to average net assets,
before reimbursement	1.65%	2.65%	(c)
net of reimbursement	1.21%	1.00%	(c)
Ratio of net investment income to average net assets	4.69%	1.73%	(c)
Portfolio turnover rate	60%	102%
__________
*Commencement of Operations
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Trust is committed to maintaining the confidentiality, integrity and security of your personal information.  When you provide personal information, the Trust believes that you should be aware of policies to protect the confidentiality of that information.

The Trust collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Trust does not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law.  For example, the Trust is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Trust restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Trust maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Trust through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with non-affiliated third parties.

MILLER CONVERTIBLE FUND

Advisor	Wellesley Investment Advisors, Inc. The Wellesley Office Park 20 William Street Wellesley, MA 02481
Distributor	Northern Lights Distributors, LLC 4020 South 147th Street Omaha, NE 68137
Legal Counsel	Thompson Hine LLP 312 Walnut Street, 14th Floor Cincinnati, OH 45202
Transfer Agent	Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, NE 68137
Custodian	The Bank of New York Mellon One Wall Street New York, NY 10286

Additional information about the Fund is included in the Fund’s Statement of Additional Information (the “SAI”).  The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus).  The SAI provides more details about the Fund’s policies and management. Additional information about the Fund’s investments will also be available in the Fund’s Annual and Semi-Annual Reports to Shareholders. In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

To obtain a free copy of the SAI, the annual report, the semi-annual report, to request other information about the Fund, or to make shareholder inquires about the Fund, please call 1-877-441-4434 or visit the Fund’s website at www.millerconvertiblefund.com. You may also write to:

Miller Convertible Fund

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, Nebraska 68137

You may review and obtain copies of the Fund’s information at the SEC’s Public Reference Room in Washington, D.C.  Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

Investment Company Act File # 811-22131

Miller Convertible Fund • 4020 South 147th St. •Suite 2 • Omaha, NE 68137

1-877-441-4434